              Registration Nos. 033-16567/811-5299

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

     Post-Effective Amendment No. 14                             /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

     Amendment No. 17                                            /X/

                      Fiscal Year Ended December 31, 1997
                      -----------------------------------

                 T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
                 ---------------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                Address of Principal Executive Offices Zip Code

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

 Approximate Date of Proposed Public Offering                      May 1, 1998
                                                                   -----------

     It is proposed that this filing will become effective (check appropriate box):

     / /      immediately upon filing pursuant to paragraph (b)
     /X/      on May 1, 1998, pursuant to paragraph (b)
     / /      60 days after filing pursuant to paragraph (a)(i)
     / /      on (date) pursuant to paragraph (a)(i)
     / /      75 days after filing pursuant to paragraph (a)(ii)
     / /      on (date) pursuant to paragraph (a)(ii) of Rule 485

     If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK

SUBJECT TO COMPLETION

     Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

     The Registration Statement of the T. Rowe Price Science & Technology Fund, Inc. (the "REGISTRANT") on Form N-1A (File No. 811-5299) is hereby amended under the Securities Act of 1933 to update the Registrant's financial statements, make other changes in the Registrant's Prospectus and Statement of Additional Information, and to satisfy the annual amendment requirements of Rule 8b-16 under the Investment Company Act of 1940.

     This Amendment consists of the following:

     Cross Reference Sheet
     Part A of Form N-1A, Revised Prospectus
     Part B of Form N-1A, Statement of Additional Information
     Part C of Form N-1A, Other Information

CROSS REFERENCE SHEET

N-1A ITEM NO.                           LOCATION

                                   PART A

Item 1.   Cover Page                    Cover Page
Item 2.   Synopsis                      Transaction and Fund Expenses
Item 3.   Condensed Financial           Financial Highlights
          Information
Item 4.   General Description of        Transaction and Fund Expenses; Fund,
          Registrant                    Market, and Risk Characteristics: What
                                        to Expect; Understanding Fund
                                        Performance; Organization and
                                        Management; Investment Policies and
                                        Practices; Types of Management
                                        Practices

Item 5.   Management of the Fund        Transaction and Fund Expenses;
                                        Organization and Management
Item 6.   Capital Stock and Other       Useful Information on Distributions and
          Securities                    Taxes; Organization and Management

Item 7.   Purchase of Securities Being  Pricing Shares and Receiving Sale
          Offered                       Proceeds; Transaction Procedures and
                                        Special Requirements; Account
                                        Requirements and Transaction
                                        Information; Shareholder Services

Item 8.   Redemption or Repurchase      Pricing Shares and Receiving Sale
                                        Proceeds; Transaction Procedures and
                                        Special Requirements; Exchanging and
                                        Redeeming Shares; Shareholder Services


Item 9.   Pending Legal Proceedings     +

                                   PART B

Item 10.  Cover Page                    Cover Page
Item 11.  Table of Contents             Table of Contents
Item 12.  General Information and       +
          History
Item 13.  Investment Objectives and     Investment Objectives and Policies;
          Policies                      Risk Factors; Investment Program;
                                        Investment Restrictions; Investment
                                        Program
Item 14.  Management of the Registrant  Management of Funds

Item 15.  Control Persons and           Principal Holders of Securities
          Principal Holders of
          Securities
Item 16.  Investment Advisory and       Investment Management Services;
          Other Services                Custodian; Independent Accountants;
                                        Legal Counsel
Item 17.  Brokerage Allocation          Portfolio Transactions; Code of Ethics

Item 18.  Capital Stock and Other       Dividends and Distributions; Capital
          Securities                    Stock
Item 19.  Purchase, Redemption and      Pricing of Securities; Net Asset Value
          Pricing of Securities Being   Per Share; Redemptions in Kind; Federal
          Offered                       Registration of Shares

Item 20.  Tax Status                    Tax Status
Item 21.  Underwriters                  Distributor for the Fund
Item 22.  Calculation of Yield          +
          Quotations of Money Market
          Funds
Item 23.  Financial Statements          Incorporated by Reference from Annual
                                        Report

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement
___________________________________
+    Not applicable or negative answer

 PROSPECTUS
                                                                  May 1, 1998
Science & Technology Fund

 An aggressive stock fund seeking long-term capital growth through investments in companies expected to benefit from scientific and technological progress.

T.   Rowe Price
RAM LOGO

FACTS AT A GLANCE
Science & Technology Fund


Investment Goal
To provide long-term capital appreciation.

As with any mutual fund, there is no guarantee the fund will achieve its goal.


Strategy
To invest primarily in common stocks of companies expected by T. Rowe Price to benefit from the development, advancement, and use of science and technology. Income is not a consideration in choosing stocks.


Risk/Reward
Likely to have more severe price fluctuations than the overall stock market but offering the potential for superior returns over time. The fund's share price may decline, causing a loss.


Investor Profile
Individuals seeking an aggressive approach to capital growth who can accept the risk of loss inherent in common stock investing. Appropriate for both regular and tax-deferred accounts, such as IRAs.


Fees and Charges

100% no load. No fees or charges to buy or sell shares or to reinvest dividends; no 12b-1 marketing fees; free telephone exchange among T. Rowe Price funds.


Investment Manager
Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. ("T. Rowe Price") and its affiliates managed over $124 billion for more than six million individual and institutional investor accounts as of December 31, 1997.

CONTENTS
1             ABOUT THE FUND
              Transaction and Fund Expenses               2
              ---------------------------------------------
              Financial Highlights                        3
              ---------------------------------------------
              Fund, Market, and Risk Characteristics      4
              ---------------------------------------------

2             ABOUT YOUR ACCOUNT
              Pricing Shares and Receiving                7
              Sale Proceeds
              ---------------------------------------------
              Distributions and Taxes                     8
              ---------------------------------------------
              Transaction Procedures and                 10
              Special Requirements
              ---------------------------------------------

3             MORE ABOUT THE FUND
              Organization and Management                13
              ---------------------------------------------
              Understanding Performance Information      15
              ---------------------------------------------
              Investment Policies and Practices          16
              ---------------------------------------------

4             INVESTING WITH T. ROWE PRICE
              Account Requirements                       21
              and Transaction Information
              ---------------------------------------------
              Opening a New Account                      21
              ---------------------------------------------
              Purchasing Additional Shares               23
              ---------------------------------------------
              Exchanging and Redeeming                   23
              ---------------------------------------------
              Rights Reserved by the Fund                25
              ---------------------------------------------
              Shareholder Services                       25
              ---------------------------------------------
              Discount Brokerage                         28
              ---------------------------------------------
              Investment Information                     29
              ---------------------------------------------


T. Rowe Price Science & Technology Fund, Inc.
Prospectus


May 1, 1998

This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional Information about the fund, dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. To obtain a free copy, call 1-800-638-5660.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ABOUT THE FUND                                      1



 TRANSACTION AND FUND EXPENSES
 ----------------------------------------------------------
   o Like all T. Rowe Price funds, this fund is 100% no load.


   These tables should help you understand the kinds of expenses you will bear directly or indirectly as a fund shareholder.



   Shareholder Transaction Expenses in Table 1 shows that you pay no sales charges. All the money you invest in the fund goes to work for you, subject to the fees explained below. Annual Fund Expenses provides an estimate of how much it will cost to operate the fund for a year, based on 1997 fiscal year expenses. These are costs you pay indirectly because they are deducted from the fund's total assets before the daily share price is calculated and before dividends and other distributions are made. In other words, you will not see these expenses on your account statement.

 Table 1 Transaction and Fund Expenses
Shareholder Transaction                                                          Percentage of Fiscal 1997
Expenses                                   Annual Fund Expenses                  Average Net Assets
Sales charge "load" on purchases     None  Management fee                        0.67%
-------------------------------------------------------------------------------------------------------------
Sales charge "load" on reinvested    None  Marketing fees (12b-1)                None
distributions
-------------------------------------------------------------------------------------------------------------
Redemption fees                      None  Total other (shareholder servicing,   0.27%
                                           custodial, auditing, etc.)
-------------------------------------------------------------------------------------------------------------
Exchange fees                        None  Total fund expenses                   0.94%
------------------------------------------------------------------------------------------------------------------

Note:
A $5 fee is charged for wire redemptions under $5,000, subject to change without notice, and a $10 fee is charged for small accounts, when applicable (see Small Account Fee under Transaction Procedures and Special Requirements).

   The main types of expenses, which all mutual funds may charge against fund assets, are:

  . A management fee The percent of fund assets paid to the fund's investment manager. The fund's fee comprises a group fee, 0.32% as of December 31, 1997, and an individual fund fee of 0.35%.

  . "Other" administrative expenses Expenses arising primarily from the servicing of shareholder accounts, such as providing statements and reports, disbursing dividends, and providing custodial services.

  . Marketing or distribution fees An annual charge ("12b-1") to existing shareholders to defray the cost of selling shares to new shareholders. T. Rowe Price funds do not levy 12b-1 fees.

   For further details on fund expenses, please see Organization and Management.

  . Hypothetical example Assume you invest $1,000, the fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Your expenses would be:

 Table 2 Hypothetical Fund Expenses
1 year        3 years       5 years       10 years
$10           $30           $52           $115
--------------------------------------------------------

   o Table 2 is just an example; actual expenses can be higher or lower than those shown.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Table 3, which provides information about the fund's financial history, is based on a single share outstanding throughout each fiscal year. The table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in the annual report were audited by Coopers & Lybrand L.L.P., the fund's independent accountants.

 Table 3 Financial Highlights
                    Income From Investment Activities          Less Distributions                   Net Asset Value
Period   Net Asset  Net            Net Realized    Total From  Net         Net       Total          Net Asset
Ended    Value,     Investment     & Unrealized    Investment  Investment  Realized  Distributions  Value,
         Beginning  Income (Loss)  Gain (Loss) on  Activities  Income      Gain                     End of Period
         of Period                 Investments
--------------------------------------------------------------------------------------------------------------------------
1988      $ 8.02      $ 0.06/a/       $ 1.00        $ 1.06      $(0.07)    $(0.44)      $(0.51)         $ 8.57
---------------------------------------------------------------------------------------------------------------------
1989        8.57        0.05/a/         3.36          3.41       (0.06)     (1.39)       (1.45)          10.53
---------------------------------------------------------------------------------------------------------------------
1990       10.53        0.09/b/        (0.24)        (0.15)      (0.09)     (0.24)       (0.33)          10.05
---------------------------------------------------------------------------------------------------------------------
1991       10.05       (0.01)/b/        6.01          6.00           -      (0.48)       (0.48)          15.57
---------------------------------------------------------------------------------------------------------------------
1992       15.57       (0.10)/b/        2.98          2.88           -      (1.12)       (1.12)          17.33
---------------------------------------------------------------------------------------------------------------------
1993       17.33       (0.05)/b/        4.18          4.13           -      (2.51)       (2.51)          18.95
---------------------------------------------------------------------------------------------------------------------
1994       18.95       (0.09)           3.08          2.99           -      (0.30)       (0.30)          21.64
---------------------------------------------------------------------------------------------------------------------
1995       21.64       (0.03)          12.05         12.02           -      (4.54)       (4.54)          29.12
---------------------------------------------------------------------------------------------------------------------
1996       29.12       (0.09)           4.28          4.19           -      (3.60)       (3.60)          29.71
---------------------------------------------------------------------------------------------------------------------
1997       29.71       (0.12)           0.54          0.42           -      (2.87)       (2.87)          27.26
--------------------------------------------------------------------------------------------------------------------------

 Footnotes appear on next page.                  (continued on next page)

  Table 3 Financial Highlights (continued)
         Returns, Ratios, and Supplemental Data
Period   Total Return                   Ratio of     Ratio of Net  Portfolio  Average
Ended    (Includes       Net Assets     Expenses to  Investment    Turnover   Commission
         Reinvested      ($ Thousands)  Average Net  Income to     Rate       Rate Paid
         Distributions)                 Assets       Average Net
                                                     Assets
------------------------------------------------------------------------------------------
1988        13.30%/a/     $   12,426      1.20%/a/      0.68%/a/     92.0%           -
------------------------------------------------------------------------------------------
1989        40.70/a/          23,798      1.20/a/       0.50/a/     203.0            -
------------------------------------------------------------------------------------------
1990        (1.30)/b/         61,535      1.25/b/       0.91/b/     182.5            -
------------------------------------------------------------------------------------------
1991        60.20/b/         166,048      1.25/b/      (0.07)/b/    148.2            -
------------------------------------------------------------------------------------------
1992        18.76/b/         281,045      1.25/b/      (0.81)/b/    144.3            -
------------------------------------------------------------------------------------------
1993        24.25/b/         501,454      1.25/b/      (0.68)/b/    163.4            -
------------------------------------------------------------------------------------------
1994        15.79            915,052      1.11         (0.58)       113.3            -
------------------------------------------------------------------------------------------
1995        55.53          2,285,263      1.01         (0.15)       130.3            -
------------------------------------------------------------------------------------------
1996        14.23          3,291,797      0.97         (0.33)       125.6      $0.0427
------------------------------------------------------------------------------------------
1997         1.71          3,538,492      0.94         (0.44)       133.9       0.0388
-----------------------------------------------------------------------------------------------


a Excludes expenses in excess of a 1.20% voluntary expense limitation in effect through December 31, 1989.

b Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through December 31, 1993.



 FUND, MARKET, AND RISK CHARACTERISTICS: WHAT TO EXPECT
 ----------------------------------------------------------
   To help you decide whether this fund is appropriate for you, this section takes a closer look at its investment objective and approach.


   o The fund should not represent your complete investment program nor be used for short-term trading purposes.


 What is the fund's objective?

   The fund seeks long-term growth of capital. Total return will consist of capital appreciation or depreciation; current income is incidental to the fund's objective.


 What is the fund's investment program?

   The fund will invest at least 65% of total assets in the common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Industries likely to be represented in the portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. Investments may also include companies that should benefit from the commercialization of technological advances even if they are not directly involved in research and development.

   Most of the assets will be invested in U.S. common stocks. However, the fund may also purchase other types of securities, for example, foreign securities, convertible stocks and bonds, and warrants, when considered consistent with the fund's investment objective and program. The portfolio manager may also engage in a variety of investment management practices, such as buying and selling futures and options.


   o For more detailed information about fund investments, see Investment Policies and Practices and the Statement of Additional Information.


 How does the fund select investments for the portfolio?

   Stock selection is not based on company size but rather on an assessment of the company's fundamental prospects. As a result, holdings can range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records of developing and marketing such advances.

 What are some of the fund's potential risks?

  . Science and technology stocks Companies in the rapidly changing fields of science and technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Therefore, a portfolio of these stocks will likely be more volatile in price than one with broader diversification that includes investments in more economic sectors.

  . Small stocks The level of risk will be increased to the extent that the fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history). Small companies often have limited product lines, markets, or financial resources, and they may depend on a small group of inexperienced managers. The securities of small companies may be subject to more abrupt or erratic market declines than securities of larger companies or the market averages in general.


   o The fund's share price will fluctuate; when you sell your shares, you may lose money.


 What are some of the fund's potential rewards?

   The fund's program reflects the view of T. Rowe Price that rapid advances in science and technology offer substantial opportunities for superior long-term capital appreciation.


 What are some potential risks and rewards of investing in the stock market through this fund?

   Common stocks, in general, offer a way to invest for long-term growth of capital. As the U.S. economy has expanded, corporate profits have grown and share prices have risen. Nevertheless, economic growth has been punctuated by periods of stagnation and recession. Share prices of all companies, even the best managed and most profitable, can fall for any number of reasons, ranging from lower-than-expected earnings to changes in investor psychology. Significant trading by large institutional investors also can lead to price declines. In addition, if our assessment of company prospects proves incorrect, companies that our managers and analysts expect to do well may perform poorly. Since 1950, the U.S. stock market has experienced 10 negative years as well as steep drops of shorter duration. Its worst calendar quarter return in recent years was -22.5% in 1987's fourth quarter.


   o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

 How can I decide if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth, and can accept the above-average level of price fluctuations that this fund is expected to experience, this fund could be an appropriate part of your overall investment strategy.


 Is there other information I need to review before making a decision?

   Be sure to read Investment Policies and Practices in Section 3, which discusses the principal types of portfolio securities that the fund may purchase as well as the types of management practices that the fund may use.

 ABOUT YOUR ACCOUNT                                        2


 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------
   Here are some procedures you should know when investing in a T. Rowe Price equity fund.


 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for a fund is calculated at 4 p.m. ET each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.


   o The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures and the information you receive about them may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


 How you can receive the proceeds from a sale


   o When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. Proceeds sent by ACH transfer should be credited the second day after the sale. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks, and credit unions. Proceeds sent by bank wire should be credited to your account the next business day.

  . Exception: Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to five business days after we receive your sale or exchange request. If you were exchanging into a bond or money fund, your new investment would not begin to earn dividends until the sixth business day.


   o If for some reason we cannot accept your request to sell shares, we will contact you.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   o All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . The fund declares and pays dividends (if any) annually.

  . A portion of the fund's dividends may be eligible for the 70% deduction for dividends received by corporations.

   Capital gains
  . A capital gain or loss is the difference between the purchase and sale price of a security.

  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.


 Tax Information


   o You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another.

  . The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.


   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For new accounts or those opened by exchange in 1983 or later, we will provide the gain or loss on the shares you sold during the year, based on the "average cost," single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions

   o The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.


   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions made by a fund are generally taxable to you for the year in which they were paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income. Reflecting recent changes in the tax code, gains on securities held more than 12 months but not more than 18 months are taxed at a maximum rate of 28%, and gains on securities held for more than 18 months are taxed at a maximum rate of 20%. If you realize a loss on the sale or exchange of fund shares held six months or less, your short-term loss recognized is reclassified to long term to the extent of any net capital gain distribution received.

   Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease a fund's ordinary income dividend. Net foreign currency losses may result in a fund's dividend being classified as a return of capital.

   If a fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting deduction on your tax return for your portion of foreign taxes paid by a fund.


   o Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain or dividend distribution

   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future distributions.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   o Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. (The 10-day hold does not apply to the following: purchases paid for by bank wire; cashier's, certified, or treasurer's checks; or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and personal computer transactions

   Exchange and redemption services through telephone and Tele*Access are established automatically when you sign the New Account Form unless you check the box that states you do not want these services. Personal computer transactions must be authorized separately. T. Rowe Price funds and their agents use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine and are not liable for acting on these instructions. If these procedures are not followed, it is the opinion of certain regulatory agencies that the funds and their agents may be liable for any losses that may result from acting on the instructions given. A confirmation is sent promptly after a transaction. All telephone conversations are recorded.

   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   o T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades, involving either substantial fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the fund and raise its expenses.


  . Trades placed directly with T. Rowe Price If you trade directly with T. Rowe
   Price, you can make one purchase and sale involving the same fund within any 120-day period. For example, if you are in fund A, you can move substantial assets from fund A to fund B and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C. If you exceed this limit, you are in violation of our excessive trading policy.

   Two types of transactions are exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a non-money fund are not exempt); and 2) systematic purchases or redemptions (see Shareholder Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, or other third party and hold them for less than 60 calendar days, you are in violation of our excessive trading policy.

  . If you violate our excessive trading policy, you may be barred indefinitely and without further notice from further purchases of T. Rowe Price funds.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.


 Small Account Fee

   Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the fund's transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum level. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/ UTMA accounts, for which the limit is $500. The fee will be waived for any investor whose aggregate T. Rowe Price mutual fund investments total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee will not apply to IRAs and other retirement plan accounts. (A separate custodial fee may apply to IRAs and other retirement plan accounts.)

 Signature Guarantees


   o A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000, or 2) to wire redemption proceeds.

  . Remitting redemption proceeds to any person, address, or bank account not on record.

  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUND                                        3


 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?

   The fund was incorporated in Maryland in 1987 and is a "diversified, open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.


   o Shareholders benefit from T. Rowe Price's 61 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a fund's income and capital gain distributions.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?


   The fund is not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, does not intend to do so except when certain matters, such as a change in its fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.

 Who runs the fund?

   General Oversight

   The fund is governed by a Board of Directors that meets regularly to review the fund's investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The policy of the fund is that the majority of Board members are independent of T. Rowe Price.


   o All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price - specifically by the fund's portfolio managers.

   Portfolio Management

   The fund has an Investment Advisory Committee with the following members:
   Charles A. Morris, Chairman, Marc L. Baylin, Robert N. Gensler, Jill L. Hauser, Stephen C. Jansen, and Michael F. Sola. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Morris has been chairman of the fund's committee since 1991. He joined T. Rowe Price in 1987, and has been managing investments since 1991.

   Marketing
   T. Rowe Price Investment Services, Inc., a wholly owned subsidiary of T. Rowe Price, distributes (sells) shares of this and all other T. Rowe Price funds.

   Shareholder Services
   T. Rowe Price Services, Inc., another wholly owned subsidiary, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202.


 How are fund expenses determined?

   The management agreement spells out the expenses to be paid by the fund. In addition to the management fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director/trustee fees and expenses.


   o For the fiscal year ended December 31, 1997, fees paid by the fund to various T. Rowe Price service companies included the following: $4,584,000 to T. Rowe Price Services, Inc., for transfer and dividend disbursing functions and shareholder services; $1,853,000 to T. Rowe Price Retirement Plan Services, Inc., for recordkeeping services for certain retirement plans; and $70,000 to T. Rowe Price for accounting services.

   The Management Fee
   This fee has two parts - an "individual fund fee" (discussed under Transaction and Fund Expenses), which reflects a fund's particular investment management costs, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

 Group Fee Schedule
0.334%                              First $50 billion/a/
----------------------------------------------------------------------------
0.305%                              Next $30 billion
----------------------------------------------------------------------------
0.300%                              Thereafter
----------------------------------------------------------------------------
/a/ Represents a blended group fee rate containing various break points.

   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price funds' assets of over $76 billion at December 31, 1997, the group fee was 0.32%.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our newsletter, The Price Report; in Insights articles; in T. Rowe Price advertisements; and in the media.


 Total Return


   This tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements for a fund may include cumulative or average annual compound total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


   o Total return is the most widely used performance measure. Detailed performance information is included in the fund's annual and semiannual shareholder reports and in the quarterly Performance Update, which are all available without charge.

 Cumulative Total Return


   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, a fund could have a 10-year positive cumulative return despite experiencing three negative years during that time.


 Average Annual Total Return


   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of securities the fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change the fund's objective and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies," which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   The fund's holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, this fund is not permitted to invest more than 10% of total assets in hybrid instruments. While these restrictions provide a useful level of detail about the fund's investment program, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on the fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the fund's other investments.

   Changes in the fund's holdings, the fund's performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

   o Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the fund achieve its objective.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with the fund's investment program. The following pages describe the principal types of portfolio securities and investment management practices of the fund.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the voting securities of the issuer would be held by the fund.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants

   The fund may invest in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

   Foreign Securities
   The fund may invest in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs). Such investments increase a portfo-lio's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of the fund's foreign investments that may be made in such countries.

   Operating policy The fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of such an investment could be zero.


   o Hybrids can have volatile prices and limited liquidity, and their use by the fund may not be successful.

   Operating policy The fund may invest up to 10% of its total assets in hybrid instruments.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy The fund will not invest more than 15% of its net assets in illiquid securities.


 Types of Management Practices


   Reserve Position
   The fund will hold a certain portion of its assets in money market reserves. The fund's reserve position can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements. For temporary, defensive purposes, the fund may invest without limitation in money market reserves. The reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   The fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund's investment objective and program. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33 1/3% of total fund assets.

   Operating policy The fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of the fund's total assets. The fund may not purchase additional securities when borrowings exceed 5% of total assets.

   Futures and Options

   Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. The fund may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. The fund may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.

   Futures contracts and options may not always be successful hedges and their prices can be highly volatile. Using them could lower the fund's total return, and the potential loss from the use of futures can exceed the fund's initial exposure to such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of the fund's net asset value. Options on securities: The total market value of securities against which the fund writes call or put options may not exceed 25% of its total assets. The fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.

   Managing Foreign Currency Risk

   Investors in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in foreign currency transactions, they would be used primarily to protect the fund's foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, and the fund's total return could be reduced.

   Lending of Portfolio Securities
   Like other mutual funds, the fund may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the fund could experience delays in recovering its securities and possibly capital losses.

   Fundamental policy The value of loaned securities may not exceed 33 1/3% of total fund assets.

   Portfolio Turnover

   The fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs and result in additional taxable gains. The fund's portfolio turnover rates for the fiscal years ending December 31, 1997, 1996, and 1995, were 133.9%, 125.6%, and 130.3%, respectively.


 Year 2000 Processing Issue

   Many computer programs employed throughout the world use two digits rather than four to identify the year. These programs, if not adapted, will not correctly handle the change from "99" to "00" on January 1, 2000, and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations.

   T. Rowe Price has implemented steps intended to assure that its major computer systems and processes are capable of Year 2000 processing. We are working with third parties to assess the adequacy of their compliance efforts and are developing contingency plans intended to assure that third-party noncompliance will not materially affect T. Rowe Price's operations.

   Companies or governmental entities in which T. Rowe Price funds invest could be affected by the Year 2000 issue, but at this time the funds cannot predict the degree of impact. To the extent the impact on a portfolio holding is negative, a fund's returns could be adversely affected.

 INVESTING WITH T. ROWE PRICE                                        4


 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification Number
We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Shareholder Services promptly.

Employer-Sponsored Retirement Plans and Institutional Accounts T. Rowe Price Trust Company 1-800-492-7670 1-410-625-6585
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.



 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address in the next paragraph. We do not accept thirdparty checks to open new accounts, except for IRA Rollover checks that are properly endorsed.

Regular Mail
T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21298-9353

Mailgram, Express, Registered, or Certified Mail
T. Rowe Price Account Services 10090 Red Run Blvd. Owings Mills, MD 21117

By Wire
Call Investor Services for an account number and give the following wire information to your bank:

PNC Bank, N.A. (Pittsburgh) ABA# 043000096 T. Rowe Price [fund name] Account# 1004397951 name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed previously.

Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Shareholder Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. For limitations on exchanging, see explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person
Drop off your New Account Form at any location listed on the cover and obtain a receipt.

 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By ACH Transfer
Use Tele*Access or your personal computer or call Investor Services if you have established electronic transfers using the ACH network.

By Wire
Call Shareholder Services or use the wire address in Opening a New Account.

By Mail
1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

Regular Mail
T. Rowe Price Funds Account Services P.O. Box 89000 Baltimore, MD 21289-1500

/(For mailgrams, express, registered, or certified mail, see previous / /section.)/

By Automatic Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer, Tele*Access (if you have previously authorized telephone services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

Redemption proceeds can be mailed to your account address, sent by ACH transfer, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers - By Wire under Shareholder Services.

By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to indicate any fund you are exchanging out of and the fund or funds you are exchanging into. Please mail to the appropriate address below. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees).

Regular Mail
For nonretirement and IRA accounts
T. Rowe Price Account Services P.O. Box 89000 Baltimore, MD 21289-0220

For employer-sponsored retirement accounts
T. Rowe Price Trust Company P.O. Box 89000 Baltimore, MD 21289-0300

/(For mailgrams, express, registered, or certified mail, see Opening a / /New Account.)/

Redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.



 RIGHTS RESERVED BY THE FUND
 ----------------------------------------------------------

The fund and its agents reserve the right to waive or lower investment minimums; to accept initial purchases by telephone or mailgram; to refuse any purchase order; to cancel or rescind any purchase or exchange (for example, for excessive trading or fraud) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions believed to be genuine.



 SHAREHOLDER SERVICES
 ----------------------------------------------------------
Shareholder Services 1-800-225-5132 1-410-625-6500 Investor Services 1-800-638-5660 1-410-547-2308

Many services are available to you as a T. Rowe Price shareholder; some you receive automatically, and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the principal services currently offered. Our Services Guide, which is automatically mailed to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. For more information, call Investor Services.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k), and 403(b)(7). For information on IRAs, call Investor Services. For information on all other retirement plans, including our no-load variable annuity, please call our Trust Company at 1-800-492-7670.

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.) Some of the
T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months or one year, as specified in the prospectus. The fee is paid to the fund.

Automated Services Tele*Access 1-800-638-2587 24 hours, 7 days
Tele*Access
24-hour service via toll-free number enables you to (1) access information on fund yields, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) initiate purchase, redemption, and exchange transactions in your accounts (see Electronic Transfers below).

T. Rowe Price OnLine
24-hour service via dial-up modem provides the same services as Tele*Access but on a personal computer. Please call Investor Services for an information guide.


After obtaining proper authorization, account transactions may also be conducted on the Internet.

Plan Account Line 1-800-401-3279
Plan Account Line
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

Telephone and Walk-In Services
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the cover.

Electronic Transfers
By ACH
With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting
(Not available for equity funds, or the High Yield or Emerging Markets Bond Funds) You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing
($50 minimum) You can invest automatically in several different ways, including:

Automatic Asset Builder
You instruct us to move $50 or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 DISCOUNT BROKERAGE
 ----------------------------------------------------------
To open an account 1-800-638-5660 For existing discount brokerage investors 1-800-225-7720

This service gives you the opportunity to consolidate all of your investments with one company. Through our discount brokerage, you can buy and sell stocks, options, bonds, non-T. Rowe Price mutual funds, and more - at commission savings over full-service brokers. We also provide a wide range of services, including:

Automated telephone and computer services
You can enter stock and option trades, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Internet-Trader. Any trades executed through

Tele-Trader save you an additional 10% on commissions. Plus, you will save 20% on commissions for equity trades when you trade through Internet-Trader.

Note: Subject to a $35 minimum commission for all trades except equity trades placed through Internet-Trader, which are subject to a $29.95 minimum commission.

Investor information
A variety of informative reports, such as our Brokerage Insights series, S&P Market Month newsletter, and select stock reports can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
Virtually all stocks held in customer accounts are eligible for this service - free of charge.

/Discount Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information in addition to account statements.

Shareholder Reports
Fund managers' reviews of their strategies and results. If several members of a household own the same fund, only one fund report is mailed to that address. To receive additional copies, please call Shareholder Services or write to us at 100 East Pratt Street, Baltimore, Maryland 21202.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies.

Performance Update
A quarterly review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, How to Choose a Bond Fund, Personal Strategy Planner, Retirees Financial Guide, Retirement Planning Kit, and Tax Considerations for Investors.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and timely, informative reports.

To Open a Mutual Fund Account
 Investor Services
 1-800-638-5660
 1-410-547-2308

For Existing Accounts
 Shareholder Services
 1-800-225-5132
 1-410-625-6500

For Yields, Prices, Account Information, or to Conduct Transactions
 Tele*Access/(R)/
 1-800-638-2587
 24 hours, 7 days

To Open a Discount Brokerage Account
 1-800-638-5660

Plan Account Line
 1-800-401-3279
 For retirement plan
 investors

Investor Centers
 101 East Lombard St.
 Baltimore, MD 21202

 T. Rowe Price
 Financial Center
 10090 Red Run Blvd.
 Owings Mills, MD 21117

 Farragut Square
 900 17th Street, N.W.
 Washington, D.C. 20006

 ARCO Tower
 31st Floor
 515 South Flower St.
 Los Angeles, CA 90071

 4200 West Cypress St.
 10th Floor
 Tampa, FL 33607

Internet Address
 www.troweprice.com

Invest With Confidence
T. Rowe Price Ram Logo
                                                                  F61-040 5/1/98

                      STATEMENT OF ADDITIONAL INFORMATION

         T. ROWE PRICE BALANCED FUND, INC.
         T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
         T. ROWE PRICE CAPITAL APPRECIATION FUND
         T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
         T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
         T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
         T. ROWE PRICE EQUITY INCOME FUND
         T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
         T. ROWE PRICE GROWTH & INCOME FUND, INC.
         T. ROWE PRICE GROWTH STOCK FUND, INC.
         T. ROWE PRICE HEALTH SCIENCES FUND, INC.
         T. ROWE PRICE INDEX TRUST, INC.
              T. ROWE PRICE EQUITY INDEX 500 FUND
              T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
              T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
         T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
         T. ROWE PRICE MID-CAP GROWTH FUND, INC.
         T. ROWE PRICE MID-CAP VALUE FUND, INC.
         T. ROWE PRICE NEW AMERICA GROWTH FUND
         T. ROWE PRICE NEW ERA FUND, INC.
         T. ROWE PRICE NEW HORIZONS FUND, INC.
         T. ROWE PRICE REAL ESTATE FUND, INC.
         T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
         T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
         T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
         T. ROWE PRICE VALUE FUND, INC.
                                       and
         INSTITUTIONAL EQUITY FUNDS, INC.
              MID-CAP EQUITY GROWTH FUND

         (collectively the "Funds" and individually the "Fund")


   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate Fund prospectus dated May 1, 1998, which may be obtained from T. Rowe Price Investment Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202.

   If you would like a prospectus for a Fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses, will be sent to you. Please read it carefully.


   The date of this Statement of Additional Information is May 1, 1998.

                                                              C20-043 5/1/98

                              TABLE OF CONTENTS
                              -----------------
                              Page                                       Page
                              ----                                       ----
Capital Stock                   65       Legal Counsel                       67
------------------------------------     --------------------------------------
Code of Ethics                  53       Management of Funds                 29
------------------------------------     --------------------------------------
Custodian                       53       Net Asset Value Per Share           60
------------------------------------     --------------------------------------
Distributor for Fund            52       Organization of the Funds           66
------------------------------------     --------------------------------------
Dividends and Distributions     60       Portfolio Management Practices      14
------------------------------------     --------------------------------------
Federal Registration of         67       Portfolio Transactions              54
Shares
------------------------------------     --------------------------------------
Independent Accountants         67       Pricing of Securities               59
------------------------------------     --------------------------------------
Investment Management           47       Principal Holders of                47
Services                                 Securities
------------------------------------     --------------------------------------
Investment Objectives and        2       Ratings of Corporate Debt           71
Policies                                 Securities
------------------------------------     --------------------------------------
Investment Performance          62       Risk Factors                         2
------------------------------------     --------------------------------------
Investment Program               5       Shareholder Services                53
------------------------------------     --------------------------------------
Investment Restrictions         26       Tax Status                          61
------------------------------------     --------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each Fund's investment objectives and policies discussed in each Fund's prospectus.

   The Funds will not make a material change in their investment objectives without obtaining shareholder approval. Unless otherwise specified, the investment programs and restrictions of the Funds are not fundamental policies. Each Fund's operating policies are subject to change by each Board of Directors/ Trustees without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each Fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

   Throughout this Statement of Additional Information, "the Fund" is intended to refer to each Fund listed on the cover page, unless otherwise indicated.



 RISK FACTORS
 -------------------------------------------------------------------------------
   Reference is also made to the sections entitled "Types of Securities" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the Fund.

   Because of its investment policy, the Fund may or may not be suitable or appropriate for all investors. The Fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. The Fund will normally have substantially all (for the Balanced Fund 50-70% and for the Capital Appreciation Fund at least 50%) of its assets in equity securities (e.g., common stocks). This portion of the Fund's assets will be subject to all of the risks of investing in the stock market. There is risk in all investment. The value of the portfolio securities of the Fund will fluctuate based upon market conditions.

   Although the Fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

   Foreign Securities (All Funds other than Equity Index 500, Extended Equity Market, and Total Equity Market Funds)
   The Fund may invest in U.S. dollar-denominated and non-U.S.
   dollar-denominated securities of foreign issuers.

   Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the Fund will invest.


  . Political and Economic Factors Individual foreign economies of certain countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1992, there were two military coup attempts in Venezuela and in 1992 the President of Brazil was impeached. In 1994-1995, the Mexican peso plunged in value setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked off by widespread currency weakness in late 1997. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea.

   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

  . Currency Fluctuations The Fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U. S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of the Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens) the value of the Fund's securities denominated in that currency would be expected to decline.

  . Investment and Repatriation of Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions limit at times and preclude investment in certain of such countries and increase the cost and expenses of the Funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year.

  . Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through ADRs traded in the United States. Foreign stock markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign stocks are generally higher than commissions on United States exchanges, and while there is an increasing number of overseas stock markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign stock exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund.

  . Investment Funds The Fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Fund's investment in these funds is subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

  . Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

  . Taxes The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

  . Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of Funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

  . Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in the countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the Fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the Investment Company Act of 1940 and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia. The Fund will only invest in a company located in, or a government of, Eastern Europe and Russia, if it believes the potential return justifies the risk.

  . Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U. S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.



 INVESTMENT PROGRAM
 -------------------------------------------------------------------------------

                               Types of Securities

   Set forth below is additional information about certain of the investments described in the Fund's prospectus.


                               Hybrid Instruments

   Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

   The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

   Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Fund's investment in Hybrid Instruments will account for more than 10% of the Fund's return (positive or negative).


                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board of Directors/Trustees. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the Fund's Board of Directors/Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchases, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


                                    Warrants

   The Fund may acquire warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


                                 Debt Securities

   Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Dividend Growth, Equity Income, Financial Services, Growth & Income, Health Sciences, Media & Telecommunications, Mid-Cap Value, New Era, Real Estate, Small-Cap Stock, Small-Cap Value, and Value Funds

   Debt Obligations Although a majority of the Fund's assets are invested in common stocks, the Fund may invest in convertible securities, corporate debt securities, and preferred stocks which hold the prospect of contributing to the achievement of the Fund's objectives. Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. The Fund's investment program permits it to purchase below investment-grade securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default-that is, the nonpayment of interest and principal by the issuer than higher-quality investments. Such securities are also subject to special risks, discussed below. Although the Fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

   After purchase by the Fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, T. Rowe Price will consider such event in its determination of whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

   Special Risks of High-Yield Investing The Fund may invest in low-quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the Fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price's credit analysis than would be the case if the Fund were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a Fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.

   Fixed income securities in which the Fund may invest include, but are not limited to, those described below.

  . U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

  . U.S. Government Agency Securities Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  . Bank Obligations Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

  . Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

  . Commercial Paper Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

  . Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

  . Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  . Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.


             When-Issued Securities and Forward Commitment Contracts


   The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks are. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

   To the extent the Fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the Fund's net asset value than if the Fund did not purchase them.


                           Mortgage-Related Securities

   Balanced and Real Estate Funds

   Mortgage-related securities in which the Fund may invest include, but are not limited to, those described below.

  . Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

  . U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government of one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality's right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

  . Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

  . Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

  . Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

  . Farmer Mac Certificates The Federal Agricultural Mortgage Corporation
   ("Farmer Mac") is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate ("Farmer Mac Certificates"). Similar to Fannie Mae and Freddie Mac, Farmer Mac's Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.


   As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security, is the principal investment risk for a purchaser of such securities, like the Fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

   Fixed Rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

   Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

   Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

  . U.S. Government Agency Multiclass Pass-Through Securities Unlike CMOs, U.S.
   Government Agency Multiclass Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.

  . Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations or other financial institutions. Unlike GNMA, FNMA and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

  . Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

  . Collateralized Mortgage Obligations (CMOs) CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.


   CMO structures may also include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

   The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.


  . Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

   The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

   The staff of the Securities and Exchange Commission has advised the Fund that it believes the Fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed rate mortgages may be made on a case by case basis under guidelines and standards established by the Fund's Board of Directors/Trustees. The Fund's Board of Directors/ Trustees has delegated to
   T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of trenches; size of the issue and the number of dealers who make a market in the IO or PO. The Fund will treat nongovernment-issued IOs and

   POs not backed by fixed or adjustable rate mortgages as illiquid unless and until the Securities and Exchange Commission Staff modifies its position.


                             Asset-Backed Securities

   The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

   Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

   Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support."

   Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.


                            Real Estate and REIT Risk

   Primarily Real Estate Fund (but also any other Fund investing in REITs) Investors in the Fund may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. Real Estate Investment Trusts ("REITs") may own real estate properties (Equity REITs) and be subject to these risks directly, or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

   Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.

   Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due which could have a negative effect on the Fund.

   Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the Fund invests in REITs, a shareholder will bear his proportionate share of fund expenses and, indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, both equity and mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Internal Revenue Code or failing to maintain exemption from the Investment Company Act of 1940.



 PORTFOLIO MANAGEMENT PRACTICES
 -------------------------------------------------------------------------------

                         Lending of Portfolio Securities


   Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The Fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk.


                             Other Lending/Borrowing

   Subject to approval by the Securities and Exchange Commission and certain state regulatory agencies, the Fund may make loans to, or borrow funds from, other mutual funds sponsored or advised by T. Rowe Price or Rowe Price-Fleming International, Inc. ("Price-Fleming"), (collectively, "Price Funds"). The Fund has no current intention of engaging in these practices at this time.


                              Repurchase Agreements

   The Fund may enter into a repurchase agreement through which an investor (such as the Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Services, Inc., or the equivalent rating by T. Rowe Price. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and
   (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                          Reverse Repurchase Agreements

   Although the Fund has no current intention, of engaging in reverse repurchase agreements, the Fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a Fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund, subject to Investment Restriction (1). (See "Investment Restrictions," page 26).


                              Money Market Reserves

   It is expected that the Fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. Currently, two such money market funds are in operation-Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRF"), each a series of the Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

   The RIF and GRF provide a very efficient means of managing the cash reserves of the Fund. While neither RIF or GRF pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The Fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.


                                     Options

   All Funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   Options are a type of potentially high-risk derivative.


                          Writing Covered Call Options

   The Fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

   A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.


   The Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

   The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

   The Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the Fund's net assets. In calculating the 25% limit, the Fund will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.


                           Writing Covered Put Options

   The Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


   The Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The Fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

   The Fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Fund's net assets. In calculating the 25% limit, the Fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

                             Purchasing Put Options

   The Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

   The Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

   The Fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                             Purchasing Call Options

   The Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

   Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The Fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.


                        Dealer (Over-the-Counter) Options

   The Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

   The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                                     Options

   (Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds)


   The only option activity the Funds currently may engage in is the purchase of S&P 500 call options for the Equity Index 500 Fund, or the purchases of call options on any indices that may be consistent with the investment programs for the Extended Equity Market Index and Total Equity Market Index Funds. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the Funds reserve the right to engage in other options activity.


                                Futures Contracts

   All Funds

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The Fund may enter into financial futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts"); however, the Funds have no current intention of entering into stock index futures. The Funds, however, reserve the right to trade in financial futures of any kind.

   The New Era Fund may also enter into futures contracts on commodities related to the types of companies in which it invests, such as oil and gold futures. The Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds may only enter into stock index futures which are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. They will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

   Stock index futures contracts may be used to provide a hedge for a portion of the Fund's portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund's portfolio successfully, the Fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

   The Fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London, at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo, at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

   Regulatory Limitations
   The Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

   The Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premium paid on those positions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors/Trustees without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.


   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other liquid, high-grade debt obligations, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the Fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.


   Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, liquid, high-grade debt securities, or other suitable cover as determined by the SEC, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.


   These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its margin deposits.

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.


   For example, the Standard & Poor's 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the Fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the Fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $1,000 (250 units x gain of $4). If the Fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $500 (250 units x loss of $2).

               Special Risks of Transactions in Futures Contracts


  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

  . Liquidity The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

   Successful use of futures contracts by the Fund for hedging purposes is also subject to T. Rowe Price's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if the Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.


   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.


                          Options on Futures Contracts

   The Fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   As an alternative to writing or purchasing call and put options on stock index futures, the Fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Fund and other T. Rowe Price Funds. Such aggregated orders would be allocated among the Funds and the other T. Rowe Price Funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts


   The risks described under "Special Risks in Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. In addition, where the Fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following:
   (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


                    Additional Futures and Options Contracts

   Although the Fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options

   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the Fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.


                          Foreign Currency Transactions

   All Funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   The Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Fund's use of such contracts would include, but not be limited to, the following:

   First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

   Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.


   The Fund may enter into forward contacts for any other purpose consistent with the Fund's investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s) or other suitable cover as determined by the SEC. In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

   At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

   If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts

   The Fund may enter into certain options, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.


   Transactions that are considered Section 1256 contracts will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses if the security covering the option was held for more than 12 months prior to the writing of the option.

   In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   As a result of the "Taxpayer Relief Act of 1997," entering into certain options, futures contracts, or forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the Fund.



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------

   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the Fund's Board of Directors/Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund. Calculation of the Fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the Fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the Fund may not:

   (1) Borrowing Borrow money except that the Fund may (i) borrow for non-leveraging, temporary or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Fund may borrow from banks, other Price Funds, or other persons to the extent permitted by law;

   (2) Commodities Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

   (3) (a)
       Industry Concentration (All Funds, except Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

       (b)
       Industry Concentration (Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the Fund's prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the Fund's prospectus; (iii) the Real Estate Fund will invest more than 25% of its total assets in the real estate industry as defined in the Fund's prospectus.

   (4) Loans Make loans, although the Fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the Fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;


   (5) Percent Limit on Assets Invested in Any One Issuer (All Funds, except Capital Opportunity) Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer (All Funds, except Capital Opportunity) Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the Investment Company Act of 1940; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.


       With respect to investment restrictions (1) and (4), the Fund will not borrow from or lend to any other Price Fund (defined as any other mutual fund managed by or for which T. Rowe Price or Price-Fleming acts as adviser) unless each Fund applies for and receives an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Fund has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Fund or promulgate any rules allowing the transactions.

       With respect to investment restriction (2), the Fund does not consider currency contracts or hybrid investments to be commodities.

       For purposes of investment restriction (3), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Fund's semiannual and annual reports. It is the position of the Staff of the SEC that foreign governments are industries for purposes of this restriction.

       For purposes of investment restriction (4), the Fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


                               Operating Policies

   As a matter of operating policy, the Fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;


   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940; or (ii) securities of the Reserve Investment or Government Reserve Investment Funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33/1//\\/3/\\% of the Fund's total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in, or enter into leases with respect to, oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in warrants.

   For Blue Chip Growth, Capital Opportunity, Diversified Small-Cap Growth, Financial Services, Health Sciences, Media & Telecommunications, Mid-Cap Value, Real Estate, and Value Funds:

   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the Fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the Fund (a "Feeder"), and one or more other Funds with the same investment objective and program as the Fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the Fund. The Fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF FUNDS
 -------------------------------------------------------------------------------
   The officers and directors/trustees of the Fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. In the list below, the Fund's directors/trustees who are considered "interested persons" of T. Rowe Price as defined under Section 2(a)(19) of the Investment Company Act of 1940 are noted with an asterisk (*). These directors/trustees are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.

   All Funds


                         Independent Directors/Trustees


   DONALD W. DICK, JR., Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm; formerly (5/89-6/95) Principal, Overseas Partners, Inc., a financial investment firm; (6/65-3/89) Director and Vice President; Consumer Products Division, McCormick & Company, Inc., international food processors; Director, Waverly, Inc., Baltimore, Maryland; Address: P.O. Box 491, Chilmark, MA 02535-0491

   DAVID K. FAGIN, Chairman and Chief Executive Officer, Western Exploration and Development, Ltd.; Director Golden Star Resources Ltd. and Miranda Mining Development Corporation; formerly (1986-7/91) President, Chief Operating Officer and Director, Homestake Mining Company; Address: 1660 Lincoln Street, Suite 3000, Denver, Colorado 80264-3001

   HANNE M. MERRIMAN, Retail business consultant; formerly President and Chief Operating Officer (1991-92), Nan Duskin, Inc., a women's specialty store, Director (1984-90) and Chairman (1989-90) Federal Reserve Bank of Richmond, and President and Chief Executive Officer (1988-89), Honeybee, Inc., a division of Spiegel, Inc.; Director, Central Illinois Public Service Company, CIPSCO Incorporated, Finlay Enterprises, Inc., The Rouse Company, State Farm Mutual Automobile Insurance Company and USAir Group, Inc.; Address: 3201 New Mexico Avenue, N.W., Suite 350, Washington, D.C. 20016

   HUBERT D. VOS, President, Stonington Capital Corporation, a private investment company; Address: 1231 State Street, Suite 247, Santa Barbara, California 93190-0409

   PAUL M. WYTHES, Founding General Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States; Director, Teltone

   Corporation, Interventional Technologies Inc. and Stuart Medical, Inc.;
   Address: 755 Page Mill Road, Suite A200, Palo Alto, California 94304-1005


                                    Officers

   HENRY H. HOPKINS, Vice President-Vice President, Price-Fleming and T. Rowe Price Retirement Plan Services, Inc.; Director and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Investment Services, Inc.,
   T. Rowe Price Services, Inc. and T. Rowe Price Trust Company


   PATRICIA S. BUTCHER, Secretary-Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

   CARMEN F. DEYESU, Treasurer-Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company

   DAVID S. MIDDLETON, Controller-Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company

   J. JEFFREY LANG, Assistant Vice President-Assistant Vice President, T. Rowe Price


   INGRID I. VORDEMBERGE, Assistant Vice President-Employee, T. Rowe Price

   Balanced Fund



  * JAMES A.C. KENNEDY III, Director and Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director and Vice President -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   RICHARD T. WHITNEY, President -Managing Director, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst



   STEPHEN W. BOESEL, Vice President -Managing Director, T. Rowe Price



   ANDREW M. BROOKS, Vice President -Vice President, T. Rowe Price



   EDMUND M. NOTZON, Vice President -Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst



   DONALD J. PETERS, Vice President -Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company



   PETER VAN DYKE, Vice President -Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company



   MARK J. VASELKIV, Vice President -Vice President, T. Rowe Price

   Blue Chip Growth Fund



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   LARRY J. PUGLIA, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   THOMAS H. BROADUS, JR., Executive Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst and Chartered Investment Counselor



   BRIAN W.H. BERGHUIS, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   STEPHANIE C. CLANCY, Vice President -Assistant Vice President, T. Rowe Price



   JILL L. HAUSER, Vice President -Vice President, T. Rowe Price



   SEEMA R. HINGORANI, Vice President -Employee, T. Rowe Price (formerly Associate Equity Analyst, Donaldson, Lufkin & Jenrehe)



   THOMAS J. HUBER, Vice President -Assistant Vice President, T. Rowe Price



   ROBERT W. SHARPS, Vice President -Employee, T. Rowe Price (formerly Senior Consultant, KPMG Peat Marwick)



   ROBERT W. SMITH, Vice President -Vice President, T. Rowe Price



   WILLIAM J. STROMBERG, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

   Capital Appreciation Fund



  * JAMES A.C. KENNEDY III, Trustee -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Trustee and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Chairman of the Board -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   RICHARD P. HOWARD, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   ARTHUR B. CECIL III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   CHARLES M. OBER, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   BRIAN C. ROGERS, Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

   Capital Opportunity Fund



  * JOHN H. LAPORTE, JR., Director and President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   JOHN F. WAKEMAN, Executive Vice President -Vice President, T. Rowe Price



   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst



   BRIAN W.H. BERGHUIS, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   STEPHANIE C. CLANCY, Vice President -Assistant Vice President, T. Rowe Price



   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   ROBERT W. SHARPS, Vice President -Employee, T. Rowe Price (formerly Senior Consultant, KPMG Peat Marwick)



   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

   Diversified Small-Cap Growth Fund



  * JOHN H. LAPORTE, JR., Director and Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   RICHARD T. WHITNEY, President -Managing Director, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst



   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst



   KRISTEN F. CULP, Vice President -Vice President, T. Rowe Price



   DONALD J. PETERS, Vice President -Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company



   PAUL J. WOJCIK, Vice President -Employee, T. Rowe Price (formerly Senior Programmer/Analyst, Fidelity Investments)

   Dividend Growth Fund



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   WILLIAM J. STROMBERG, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   BRIAN C. ROGERS, Executive Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst



   ARTHUR B. CECIL III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   STEPHANIE C. CLANCY, Vice President -Assistant Vice President, T. Rowe Price

   MICHAEL W. HOLTON, Vice President -Assistant Vice President, T. Rowe Price; formerly Research Analyst at Bowles, Hollowell, Conner and Company; Chartered Financial Analyst



   THOMAS J. HUBER, Vice President -Assistant Vice President, T. Rowe Price (formerly a Corporate Banking Officer with NationsBank)



   DAVID M. LEE, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM



   DONALD J. PETERS, Vice President -Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company



   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   DAVID J. WALLACK, Vice President -Vice President, T. Rowe Price

   Equity Income Fund



  * JAMES A.C. KENNEDY III, Trustee -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Trustee and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Trustee -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   BRIAN C. ROGERS, President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst



   STEPHEN W. BOESEL, Vice President -Vice President, T. Rowe Price



   THOMAS H. BROADUS, JR., Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst and Chartered Investment Counselor



   ANDREW M. BROOKS, Vice President -Vice President, T. Rowe Price



   ARTHUR B. CECIL III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   GIRI DEVULAPALLY, Vice President -Employee, T. Rowe Price (formerly Senior Consultant, Anderson Consulting)



   RICHARD P. HOWARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   WILLIAM J. STROMBERG, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   MARK J. VASELKIV, Vice President -Vice President, T. Rowe Price

   Equity Index 500, Extended Equity Market Index, and Total Market Index Funds



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   RICHARD T. WHITNEY, President -Managing Director, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst

   KRISTEN F. CULP, Executive Vice President -Vice President, T. Rowe Price



   STEPHANIE C. CLANCY, Vice President -Assistant Vice President, T. Rowe Price



   WENDY R. DIFFENBAUGH, Vice President -Assistant Vice President, T. Rowe Price



   RAYMOND A. MILLS, PHD, Vice President -Employee, T. Rowe Price (formerly a Principal Systems Engineer at TASC, Inc.)



   CHRISTINE M. MUNOZ, Vice President -Assistant Vice President, T. Rowe Price



   DONALD J. PETERS, Vice President -Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company



   PAUL J. WOJCIK, Vice President -Employee, T. Rowe Price (formerly Senior Programmer/Analyst, Fidelity Investments)

   Financial Services Fund



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Chairman of the Board -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   LARRY J. PUGLIA, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   ANNA M. DOPKIN, Vice President -Employee, T. Rowe Price (formerly 1996-1991, Analyst, Goldman Sachs)



   STEPHEN W. BOESEL, Vice President -Vice President, T. Rowe Price



   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe Price



   ROBERT W. SHARPS, Vice President -Employee, T. Rowe Price (formerly Senior Consultant, KPMG Peat Marwick)



   WILLIAM J. STROMBERG, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   SUSAN J. KLEIN, Assistant Vice President -Employee, T. Rowe Price

   Growth & Income Fund



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   STEPHEN W. BOESEL, President -Vice President, T. Rowe Price



   ANDREW M. BROOKS, Vice President -Vice President, T. Rowe Price



   ARTHUR B. CECIL III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

   KARA M. CHESEBY, Vice President -Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analysis



   DAVID M. LEE, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM



   GREGORY A. MCCRICKARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   BRIAN C. ROGERS, Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst



   ROBERT W. SMITH, Vice President -Vice President, T. Rowe Price



   MARK J. VASELKIV, Vice President -Vice President, T. Rowe Price



   DAVID J. WALLACK, Vice President -Vice President, T. Rowe Price



   RICHARD T. WHITNEY, Vice President -Managing Director, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst

   Growth Stock Fund



  * JAMES A.C. KENNEDY III, Director and Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Chairman of the Board -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   ROBERT W. SMITH, President -Vice President, T. Rowe Price



   BRIAN W.H. BERGHUIS, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   JILL L. HAUSER, Vice President -Vice President, T. Rowe Price



   THOMAS J. HUBER, Vice President -Assistant Vice President, T. Rowe Price (formerly a Corporate Banking Officer with NationsBank)



   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   D. JAMES PREY III, Vice President -Vice President, T. Rowe Price



   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   CAROL G. BARTHA, Assistant Vice President -Employee, T. Rowe Price

   Health Sciences Fund



  * JOHN H. LAPORTE, JR., Director and President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   BRIAN D. STANSKY, Executive Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst




   KRIS H. JENNER, M.D., Vice President -Employee, T. Rowe Price (formerly with the Laboratory of Biological Cancer, The Brigham & Women's Hospital, Harvard Medical School)



   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   CHARLES G. PEPIN, Vice President -Assistant Vice President, T. Rowe Price



   D. JAMES PREY III, Vice President -Vice President, T. Rowe Price



   DARRELL M. RILEY, Vice President -Assistant Vice President, T. Rowe Price



   BRIAN C. ROGERS, Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

   Media & Telecommunications Fund




  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   BRIAN D. STANSKY, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   CHARLES A. MORRIS, Executive Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   SEEMA R. HINGORANI, Vice President -Employee, T. Rowe Price (formerly Associate Equity Analyst, Donaldson, Lufkin & Jenrehe)



   D. JAMES PREY III, Vice President -Vice President, T. Rowe Price



   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   Mid-Cap Equity Growth Fund



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director and President -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   BRIAN W.H. BERGHUIS, Executive Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst



   ANNA M. DOPKIN, Vice President -Employee, T. Rowe Price (formerly 1996-1991, Analyst, Goldman Sachs)

   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   THOMAS J. HUBER, Vice President -Assistant Vice President, T. Rowe Price (formerly a Corporate Banking Officer with NationsBank)



   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe Price



   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst




   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   Mid-Cap Growth Fund



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst



  * JOHN H. LAPORTE, JR., Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



   BRIAN W.H. BERGHUIS, President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst



   ANNA M. DOPKIN, Vice President -Employee, T. Rowe Price (formerly 1996-1991, Analyst, Goldman Sachs)



   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   THOMAS J. HUBER, Vice President -Assistant Vice President, T. Rowe Price (formerly a Corporate Banking Officer with NationsBank)



   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe Price



   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   STEVEN B. ROORDA, Vice President -Vice President, T. Rowe Price



   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   Mid-Cap Value Fund



  * JAMES A.C. KENNEDY III, Director and Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   GREGORY A. MCCRICKARD, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   PRESTON G. ATHEY, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   MARCY L. FISHER, Vice President -Assistant Vice President, T. Rowe Price



   BRIAN C. ROGERS, Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

   LAUREN A. ROMEO, Vice President -Employee, T. Rowe Price; Chartered Financial Analyst



   DAVID J. WALLACK, Vice President -Vice President, T. Rowe Price

   New America Growth Fund



  * JOHN H. LAPORTE, JR., Trustee and President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Trustee and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Trustee -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   BRIAN W.H. BERGHUIS, Executive Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst




   KARA M. CHESEBY, Vice President -Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analysis



   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   SEEMA R. HINGORANI, Vice President -Employee, T. Rowe Price (formerly Associate Equity Analyst, Donaldson, Lufkin & Jenrehe)



   THOMAS J. HUBER, Vice President -Assistant Vice President, T. Rowe Price (formerly a Corporate Banking Officer with NationsBank)



   CHARLES G. PEPIN, Vice President -Assistant Vice President, T. Rowe Price



   STEVEN B. ROORDA, Vice President -Vice President, T. Rowe Price



   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   New Era Fund



  * JAMES A.C. KENNEDY III, Director and Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   CHARLES M. OBER, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   DAVID J. WALLACK, Executive Vice President -Vice President, T. Rowe Price



   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   RICHARD P. HOWARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

   DAVID M. LEE, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM



   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe Price



   GEORGE A. ROCHE, Vice President -President, Chief Executive Officer, Chairman of the Board, and Managing Director, T. Rowe Price; Vice President and Director, Price-Fleming

   New Horizons Fund



  * JOHN H. LAPORTE, JR., Director and President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   PRESTON G. ATHEY, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst



   BRIAN W.H. BERGHUIS, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   ANNA M. DOPKIN, Vice President -Employee, T. Rowe Price (formerly 1996-1991, Analyst, Goldman Sachs)



   MARCY L. FISHER, Vice President -Assistant Vice President, T. Rowe Price



   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   JILL L. HAUSER, Vice President -Vice President, T. Rowe Price



   THOMAS J. HUBER, Vice President -Assistant Vice President, T. Rowe Price (formerly a Corporate Banking Officer with NationsBank)



   KRIS H. JENNER, M.D., Vice President -Employee, T. Rowe Price (formerly with the Laboratory of Biological Cancer, The Brigham & Women's Hospital, Harvard Medical School)



   JOSEPH M. MILANO, Vice President -Employee, T. Rowe Price (formerly 1996-1994 Research Assistant, Brookings Institution)



   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   CHARLES G. PEPIN, Vice President -Assistant Vice President, T. Rowe Price



   DARRELL M. RILEY, Vice President -Assistant Vice President, T. Rowe Price



   STEVEN B. ROORDA, Vice President -Vice President, T. Rowe Price



   MARK R. SCHLARBAUM, Vice President -Employee, T. Rowe Price



   MICHAEL F. SOLA, Vice President -Assistant Vice President, T. Rowe Price; formerly Systems Analyst/ Programmer at SRA Corporation



   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price



   FRANCIES W. HAWKS, Assistant Vice President -Assistant Vice President, T. Rowe Price

   Real Estate Fund



  * JAMES A.C. KENNEDY III, Director and Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   WILLIAM J. STROMBERG, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   DAVID M. LEE, Executive Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM



   STEPHEN W. BOESEL, Vice President -Vice President, T. Rowe Price



   ANNA M. DOPKIN, Vice President -Employee, T. Rowe Price (formerly 1996-1991, Analyst, Goldman Sachs)



   CHARLES M. OBER, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   BRIAN C. ROGERS, Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

   Science & Technology Fund



  * JOHN H. LAPORTE, JR., Chairman of the Board -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   CHARLES A. MORRIS, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst



   MARCY L. FISHER, Vice President -Assistant Vice President, T. Rowe Price



   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe Price



   STEPHEN C. JANSEN, Vice President -Employee, T. Rowe Price (formerly an Investment Analyst at Schroder & Co.)



   JILL L. HAUSER, Vice President -Vice President, T. Rowe Price



   D. JAMES PREY III, Vice President -Vice President, T. Rowe Price



   MICHAEL F. SOLA, Vice President -Assistant Vice President, T. Rowe Price; formerly Systems Analyst/ Programmer at SRA Corporation



   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

   Small-Cap Stock Fund



  * JOHN H. LAPORTE, JR., Chairman of the Board -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   GREGORY A. MCCRICKARD, President -Vice President, T. Rowe Price; Chartered Financial Analyst



   PRESTON G. ATHEY, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   MARCY L. FISHER, Vice President -Assistant Vice President, T. Rowe Price



   JAMES A.C. KENNEDY III, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   JOSEPH M. MILANO, Vice President -Employee, T. Rowe Price (formerly 1996-1994 Research Assistant, Brookings Institution)



   CHARLES G. PEPIN, Vice President -Assistant Vice President, T. Rowe Price



   LAUREN A. ROMEO, Vice President -Employee, T. Rowe Price; Chartered Financial Analyst



   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   RICHARD T. WHITNEY, Vice President -Managing Director, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst

   Small-Cap Value Fund



  * JOHN H. LAPORTE, JR., Chairman of the Board -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   PRESTON G. ATHEY, President -Managing Director, T. Rowe Price; Chartered Financial Analyst



   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe Price



   GREGORY A. MCCRICKARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   JOSEPH M. MILANO, Vice President -Employee, T. Rowe Price (formerly 1996-1994 Research Assistant, Brookings Institution)



   LAUREN A. ROMEO, Vice President -Employee, T. Rowe Price; Chartered Financial Analyst



   FRANCIES W. HAWKS, Assistant Vice President -Assistant Vice President, T. Rowe Price

   Value Fund



  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst




  * JAMES S. RIEPE, Director and Vice President -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation



  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst



   BRIAN C. ROGERS, President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst



   STEPHEN W. BOESEL, Vice President -Vice President, T. Rowe Price




   KARA M. CHESEBY, Vice President -Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analysis



   STEPHANIE C. CLANCY, Vice President -Assistant Vice President, T. Rowe Price



   RICHARD P. HOWARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst



   ROBERT W. SMITH, Vice President -Vice President, T. Rowe Price



   DAVID J. WALLACK, Vice President -Vice President, T. Rowe Price



 COMPENSATION TABLE
 -------------------------------------------------------------------------------
   The Funds do not pay pension or retirement benefits to its officers or directors/trustees. Also, any director/ trustee of a Fund who is an officer or employee of T. Rowe Price or Price-Fleming does not receive any remuneration from the Fund.


Name of Person,                         Aggregate Compensation from Fund(a)
Position                                                            -------
--------------------------------------
----------------------------------------------------------------------------
                                        ----------------------------------------------
Balanced Fund
Donald W. Dick, Jr., Director                                            $1,572
David K. Fagin, Director                                                  2,078
Hanne M. Merriman, Director                                               2,078
Hubert D. Vos, Director                                                   2,078
Paul M. Wythes, Director                                                  1,572
--------------------------------------------------------------------------------------
Blue Chip Growth Fund
Donald W. Dick, Jr., Director                                            $1,639
David K. Fagin, Director                                                  2,184
Hanne M. Merriman, Director                                               2,184
Hubert D. Vos, Director                                                   2,184
Paul M. Wythes, Director                                                  1,639
--------------------------------------------------------------------------------------
Capital Appreciation Fund
Donald W. Dick, Jr., Director                                            $1,532
David K. Fagin, Director                                                  2,005
Hanne M. Merriman, Director                                               2,005
Hubert D. Vos, Director                                                   2,005
Paul M. Wythes, Director                                                  1,532
--------------------------------------------------------------------------------------
Capital Opportunity Fund
Donald W. Dick, Jr., Director                                            $1,053
David K. Fagin, Director                                                  1,108
Hanne M. Merriman, Director                                               1,108
Hubert D. Vos, Director                                                   1,108
Paul M. Wythes, Director                                                  1,053
--------------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund
Donald W. Dick, Jr., Director                                              $227
David K. Fagin, Director                                                    691
Hanne M. Merriman, Director                                                 691
Hubert D. Vos, Director                                                     691
Paul M. Wythes, Director                                                    227
--------------------------------------------------------------------------------------
Dividend Growth Fund
Donald W. Dick, Jr., Director                                            $1,238
David K. Fagin, Director                                                  1,447
Hanne M. Merriman, Director                                               1,447
Hubert D. Vos, Director                                                   1,447
Paul M. Wythes, Director                                                  1,238
--------------------------------------------------------------------------------------
Equity Income Fund
Donald W. Dick, Jr., Trustee                                             $6,328
David K. Fagin, Trustee                                                   8,997
Hanne M. Merriman, Trustee                                                8,997
Hubert D. Vos, Trustee                                                    8,997
Paul M. Wythes, Trustee                                                   6,328
--------------------------------------------------------------------------------------
Equity Index 500 Fund
Donald W. Dick, Jr., Director                                            $1,678
David K. Fagin, Director                                                  2,264
Hanne M. Merriman, Director                                               2,264
Hubert D. Vos, Director                                                   2,264
Paul M. Wythes, Director                                                  1,678
--------------------------------------------------------------------------------------
Name of Person,                         Total Compensation from Fund and Fund Complex Paid
Position                                to Directors/ Trustees(b)
--------------------------------------                -----------
----------------------------------------
                                        --------------------------------------
                                        ----------------------------------------------------
Balanced Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Blue Chip Growth Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Capital Appreciation Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Capital Opportunity Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Dividend Growth Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Equity Income Fund
Donald W. Dick, Jr., Trustee                                                    $81,000
David K. Fagin, Trustee                                                          65,000
Hanne M. Merriman, Trustee                                                       65,000
Hubert D. Vos, Trustee                                                           66,000
Paul M. Wythes, Trustee                                                          80,000
--------------------------------------------------------------------------------------------
Equity Index 500 Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------

Name of Person,                         Aggregate Compensation from Fund(a)
Position                                                            -------
--------------------------------------
----------------------------------------------------------------------------
                                        ----------------------------------------------
Extended Equity Market Index Fund(c)
Donald W. Dick, Jr., Director                                            $  834
David K. Fagin, Director                                                  1,111
Hanne M. Merriman, Director                                               1,111
Hubert D. Vos, Director                                                   1,111
Paul M. Wythes, Director                                                    834
--------------------------------------------------------------------------------------
Financial Services Fund
Donald W. Dick, Jr., Director                                            $1,014
David K. Fagin, Director                                                  1,028
Hanne M. Merriman, Director                                               1,028
Hubert D. Vos, Director                                                   1,028
Paul M. Wythes, Director                                                  1,014
--------------------------------------------------------------------------------------
Growth & Income Fund
Donald W. Dick, Jr., Director                                            $2,555
David K. Fagin, Director                                                  3,923
Hanne M. Merriman, Director                                               3,923
Hubert D. Vos, Director                                                   3,923
Paul M. Wythes, Director                                                  2,555
--------------------------------------------------------------------------------------
Growth Stock Fund
Donald W. Dick, Jr., Director                                            $3,003
David K. Fagin, Director                                                  4,772
Hanne M. Merriman, Director                                               4,772
Hubert D. Vos, Director                                                   4,772
Paul M. Wythes, Director                                                  3,003
--------------------------------------------------------------------------------------
Health Sciences Fund
Donald W. Dick, Jr., Director                                            $1,008
David K. Fagin, Director                                                  1,020
Hanne M. Merriman, Director                                               1,020
Hubert D. Vos, Director                                                   1,020
Paul M. Wythes, Director                                                  1,008
--------------------------------------------------------------------------------------
Media & Telecommunications Fund
Donald W. Dick, Jr., Director                                              $444
David K. Fagin, Director                                                    466
Hanne M. Merriman, Director                                                 466
Hubert D. Vos, Director                                                     466
Paul M. Wythes, Director                                                    444
--------------------------------------------------------------------------------------
Mid-Cap Equity Growth Fund
Donald W. Dick, Jr., Director                                            $1,040
David K. Fagin, Director                                                  1,078
Hanne M. Merriman, Director                                               1,078
Hubert D. Vos, Director                                                   1,078
Paul M. Wythes, Director                                                  1,040
--------------------------------------------------------------------------------------
Mid-Cap Growth Fund
Donald W. Dick, Jr., Director                                            $1,700
David K. Fagin, Director                                                  2,317
Hanne M. Merriman, Director                                               2,317
Hubert D. Vos, Director                                                   2,317
Paul M. Wythes, Director                                                  1,700
--------------------------------------------------------------------------------------
Mid-Cap Value Fund
Donald W. Dick, Jr., Director                                            $1,010
David K. Fagin, Director                                                  1,021
Hanne M. Merriman, Director                                               1,021
Hubert D. Vos, Director                                                   1,021
Paul M. Wythes, Director                                                  1,010
--------------------------------------------------------------------------------------
New America Growth Fund
Donald W. Dick, Jr., Trustee                                             $1,809
David K. Fagin, Trustee                                                   2,523
Hanne M. Merriman, Trustee                                                2,523
Hubert D. Vos, Trustee                                                    2,523
Paul M. Wythes, Trustee                                                   1,809
--------------------------------------------------------------------------------------
New Era Fund
Donald W. Dick, Jr., Director                                            $1,833
David K. Fagin, Director                                                  2,576
Hanne M. Merriman, Director                                               2,576
Hubert D. Vos, Director                                                   2,576
Paul M. Wythes, Director                                                  1,833
--------------------------------------------------------------------------------------
New Horizons Fund
Donald W. Dick, Jr., Director                                            $3,408
David K. Fagin, Director                                                  5,533
Hanne M. Merriman, Director                                               5,533
Hubert D. Vos, Director                                                   5,533
Paul M. Wythes, Director                                                  3,408
--------------------------------------------------------------------------------------
Name of Person,                         Total Compensation from Fund and Fund Complex Paid
Position                                to Directors/ Trustees(b)
--------------------------------------                -----------
----------------------------------------
                                        --------------------------------------
                                        ----------------------------------------------------
Extended Equity Market Index Fund(c)
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Financial Services Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Growth & Income Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Growth Stock Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Health Sciences Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Media & Telecommunications Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Mid-Cap Equity Growth Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Mid-Cap Value Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
New America Growth Fund
Donald W. Dick, Jr., Trustee                                                    $81,000
David K. Fagin, Trustee                                                          65,000
Hanne M. Merriman, Trustee                                                       65,000
Hubert D. Vos, Trustee                                                           66,000
Paul M. Wythes, Trustee                                                          80,000
--------------------------------------------------------------------------------------------
New Era Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
New Horizons Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------

Name of Person,                         Aggregate Compensation from Fund(a)
Position                                                            -------
--------------------------------------
----------------------------------------------------------------------------
                                        ----------------------------------------------
Real Estate Fund
Donald W. Dick, Jr., Director                                              $166
David K. Fagin, Director                                                    166
Hanne M. Merriman, Director                                                 166
Hubert D. Vos, Director                                                     166
Paul M. Wythes, Director                                                    166
--------------------------------------------------------------------------------------
Science & Technology Fund
Donald W. Dick, Jr., Director                                            $2,872
David K. Fagin, Director                                                  4,522
Hanne M. Merriman, Director                                               4,522
Hubert D. Vos, Director                                                   4,522
Paul M. Wythes, Director                                                  2,872
--------------------------------------------------------------------------------------
Small-Cap Stock Fund
Donald W. Dick, Jr., Director                                            $1,276
David K. Fagin, Director                                                  1,518
Hanne M. Merriman, Director                                               1,518
Hubert D. Vos, Director                                                   1,518
Paul M. Wythes, Director                                                  1,276
--------------------------------------------------------------------------------------
Small-Cap Value Fund
Donald W. Dick, Jr., Director                                            $1,870
David K. Fagin, Director                                                  2,634
Hanne M. Merriman, Director                                               2,634
Hubert D. Vos, Director                                                   2,634
Paul M. Wythes, Director                                                  1,870
--------------------------------------------------------------------------------------
Total Market Equity Index Fund(c)
Donald W. Dick, Jr., Director                                            $  834
David K. Fagin, Director                                                  1,111
Hanne M. Merriman, Director                                               1,111
Hubert D. Vos, Director                                                   1,111
Paul M. Wythes, Director                                                    834
--------------------------------------------------------------------------------------
Value Fund
Donald W. Dick, Jr., Director                                            $1,023
David K. Fagin, Director                                                  1,040
Hanne M. Merriman, Director                                               1,040
Hubert D. Vos, Director                                                   1,040
Paul M. Wythes, Director                                                  1,023
--------------------------------------------------------------------------------------
Name of Person,                         Total Compensation from Fund and Fund Complex Paid
Position                                to Directors/ Trustees(b)
--------------------------------------                -----------
----------------------------------------
                                        --------------------------------------
                                        ----------------------------------------------------
Real Estate Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Science & Technology Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Small-Cap Stock Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Small-Cap Value Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Total Market Equity Index Fund(c)
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------
Value Fund
Donald W. Dick, Jr., Director                                                   $81,000
David K. Fagin, Director                                                         65,000
Hanne M. Merriman, Director                                                      65,000
Hubert D. Vos, Director                                                          66,000
Paul M. Wythes, Director                                                         80,000
--------------------------------------------------------------------------------------------




 (a) Amounts in this column are based on accrued compensation for calendar year 1997.


 (b) Amounts in this column are based on compensation received from January 1, 1997 to December 31, 1997. The T. Rowe Price complex included 84 funds as of December 31, 1997.

 (c) Estimated future annual compensation from the Fund based on a full calendar year.

   All Funds

   The Fund's Executive Committee, consisting of the Fund's interested directors/trustees, has been authorized by its respective Board of Directors/Trustees to exercise all powers of the Board to manage the Funds in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.



 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------
   As of the date of the prospectus, the officers and directors/trustees of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.


   As of April 1, 1998, the following shareholders beneficially owned more than 5% of the outstanding shares of:

   Blue Chip Growth, Growth & Income, Growth Stock, Mid-Cap Value, New Era, and New Horizons Funds: Pirateline & Co., FBO Spectrum Growth Fund Acct., Attn.:
   Mark White, State Street Bank & Trust Co., 1776 Heritage Drive-4W, North Quincy, Massachusetts 02171-2197;

   Blue Chip Growth Fund: Fidelity Investments Institutional Operations as agent for Merck & Company, Inc., #83169, 100 Magellan Way, Covington, Kentucky 41015-1999;


   Capital Appreciation, Dividend Growth, Media & Telecommunications, Mid-Cap Growth, New Era, Small-Cap Stock, Small-Cap Value and Science & Technology
   Funds: Charles Schwab & Co. Inc., Reinvest. Account, Attn.: Mutual Fund Dept., 101 Montgomery Street, San Francisco, California 94104-4122;

   Growth & Income Fund: Manulife Financial USA, 200 Bloor St East NT3, Toronto, Ontario Canada M4WIE5, Attn.: Rosie Chuck, Pension Accounting;


   Small-Cap Stock Fund: Sigler & Co. of Smithsonian Inst., Wellington Trust Co., RD7 9866-77, Attn.: Jasmine Felix, 4 New York Plaza, 4th Floor, New York, New York 10004-2413;

   Mid-Cap Equity Growth Fund: Roland & Company, c/o Mercantile Bank of St. Louis, Attn.: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, Missouri 63166-0387; Atlantic Trust Company NA, Attn.: Nominee Account, 100 Federal Street, 37th Floor, Boston, Massachusetts 02110-1802; Conref & Company, c/o Mercantile Bank of St. Louis, Attn.: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, Missouri 63166-0387; Wentworth-Douglass Hospital, Attn.:
   Rayna Feldman, 789 Central Avenue, Dover, New Hampshire 03820-2589; Mac & Company A/C JHFF0800212 Mutual Funds Operations, P.O. Box 3198, Pittsburgh, Pennsylvania 15230-3198; Trustmark National Bank, Trustee, FBO various Trust Company, NA, Nominee Account, Attn.: Mutual Funds, 100 Federal Street, 37th Floor, Boston, MA 02110-1802; Wheaton College, 26 Main Street, Norton, MA 02766-2322.



 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   Services
   Under the Management Agreement, T. Rowe Price provides the Fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price provides the Fund with certain corporate administrative services, including: maintaining the Fund's corporate existence and corporate records; registering and qualifying Fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the Fund; maintaining liaison with the agents employed by the Fund such as the Fund's custodian and transfer agent; assisting the Fund in the coordination of such agents' activities; and permitting T. Rowe Price's employees to serve as officers, directors/trustees, and committee members of the Fund without cost to the Fund.

   The Management Agreement also provides that T. Rowe Price, its directors/trustees, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   All Funds except Equity Index 500, Extended Equity Market Index, Total Equity Market Index, and Mid-Cap Equity Growth Funds

   Management Fee
   The Fund pays T. Rowe Price a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described below.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Price Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

 Price Funds' Annual Group Base Fee Rate for Each Level of
                          Assets
                                                         0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16
                                                                                                                     billion
                                                         ---------------------------------------------------------------------------
                                                         0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30
                                                                                                                     billion
                                                         ---------------------------------------------------------------------------
                                                         0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Thereafter
                                                         ---------------------------------------------------------------------------
                                                         0.390%  Next $1 billion   0.330%  Next $10 billion
                                                         ---------------------------------------------------------------------------
                                                         0.370%  Next $1 billion   0.320%  Next $10 billion

   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by T. Rowe Price Investment Services, Inc., (excluding the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the Funds' prospectus as of the close of business on the previous business day on which the Fund was open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the Fund for that day, as determined in accordance with the Fund's prospectus as of the close of business on the previous business day on which the Fund was open for business. The individual fund fees of each Fund are listed in the chart below:

Balanced Fund                                                                0.15%
Blue Chip Growth Fund                                                        0.30%
Capital Appreciation Fund                                                    0.30%*
Capital Opportunity Fund                                                     0.45%
Diversified Small-Cap Growth Fund                                            0.35%
Dividend Growth Fund                                                         0.20%
Equity Income Fund                                                           0.25%
Equity Index 500 Fund                                                        0.20%
Financial Services Fund                                                      0.35%
Growth & Income Fund                                                         0.25%
Growth Stock Fund                                                            0.25%
Health Sciences Fund                                                         0.35%
Media & Telecommunications Fund                                              0.35%
Mid-Cap Growth Fund                                                          0.35%
Mid-Cap Value Fund                                                           0.35%
New America Growth Fund                                                      0.35%
New Era Fund                                                                 0.25%
New Horizons Fund                                                            0.35%
Real Estate Fund                                                             0.30%
Small-Cap Stock Fund                                                         0.45%
Science & Technology Fund                                                    0.35%
Small-Cap Value Fund                                                         0.35%
Value Fund                                                                   0.35%

  *Subject to Performance Adjustment (please see pages 51 and 52.)



   The following chart sets forth the total management fees, if any, paid to T. Rowe Price by each Fund, during the last three years:

                       Fund                               1997            1996             1995
                       ----                               ----            ----             ----
Balanced                                              $ 5,317,000     $ 3,765,000      $ 2,778,000
Blue Chip Growth                                        8,706,000       1,924,000          534,000
Capital Appreciation                                    3,861,000       4,218,000        4,940,000
Capital Opportunity                                       899,000         890,000          134,000
Diversified Small-Cap Growth                               81,000             (a)              (a)
Dividend Growth                                         2,659,000         754,000          357,000
Equity Income                                          60,406,000      37,762,000       24,358,000
Equity Index 500                                        2,516,000         925,000          498,000
Financial Services                                        635,934             (b)              (a)
Growth & Income                                        17,390,000      12,048,000        8,195,000
Growth Stock                                           22,078,000      17,848,000       14,222,000
Health Sciences                                         1,810,576         750,000              (a)
Media & Telecommunications (c)                          1,781,000       3,056,000        2,665,000
Mid-Cap Equity Growth                                     117,000             (b)              (a)
Mid-Cap Growth                                          9,548,000       4,390,000        1,234,000
Mid-Cap Value                                             728,000          22,000              (a)
New America Growth                                     10,541,000       8,648,000        5,554,000
New Era                                                 9,144,000       7,559,000        6,218,000
New Horizons                                           31,439,000      25,875,000       15,035,000
Real Estate                                                   (b)             (a)              (a)
Science & Technology                                   24,246,000      19,792,000       11,393,000
Small-Cap Stock                                         4,405,000       2,619,000        1,897,000
Small-Cap Value                                        11,594,000       8,187,000        4,262,000
Value                                                   2,597,000         748,000           19,000
-----------------------------------------------------------------------------------------------------



  (a) Prior to commencement of operations.

  (b) Due to each Fund's expense limitation in effect at that time, no management fees were paid by the Funds to T. Rowe Price.

  (c) Fees listed were paid under this Fund's previous management agreement, prior to becoming an open-end mutual fund.

   The Management Agreement between the Fund and T. Rowe Price provides that the Fund will bear all expenses of its operations not specifically assumed by T. Rowe Price.


   For Capital Opportunity, Diversified Small-Cap Growth, Dividend Growth, Equity Index 500, Financial Services, Health Sciences, Mid-Cap Equity Growth, Mid-Cap Value, Real Estate, and Value Funds

   The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to bear any Fund expenses which would cause the Fund's ratio of expenses to average net assets to exceed the indicated percentage limitations. The expenses borne by T. Rowe Price are subject to reimbursement by the Fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the Fund's expense ratio exceeding its applicable limitation.


                                                                                             Expense       Reimbursement
                               Fund                                   Limitation Period      -------       -------------
                               ----                                   -----------------       Ratio            Date
                                                                                              -----            ----
                                                                                            Limitation
                                                                                            ----------
                                                                    November 30, 1994 -
Capital Opportunity                                                 December 31, 1996         1.35%     December 31, 1998
                                                                    June 30, 1997 -
Diversified Small-Cap Growth                                        December 31, 1998         1.25%     December 31, 2000
                                                                    January 1, 1995 -
Dividend Growth(a)                                                  December 31, 1996         1.10%     December 31, 1998
                                                                    January 1, 1998 -
Equity Index 500(b)                                                 December 31, 1999         0.40%     December 31, 2001
                                                                    September 30, 1996 -
Financial Services                                                  December 31, 1998         1.25%     December 31, 2000
                                                                    December 31, 1995 -
Health Sciences                                                     December 31, 1997         1.35%     December 31, 1999
                                                                    July 31, 1996 -
Mid-Cap Equity Growth                                               December 31, 1997         0.85%     December 31, 1999
                                                                    June 28, 1996 -
Mid-Cap Value                                                       December 31, 1997         1.25%     December 31, 1999
                                                                    October 31, 1997 -
Real Estate                                                         December 31, 1999         1.00%     December 31, 2001
Value                                                               September 30, 1994 -      1.10%     December 31, 1998
                                                                    December 31, 1996
---------------------------------------------------------------------------------------------------------------------------




 (a) The Dividend Growth Fund previously operated under a 1.00% limitation that expired December 31, 1994. The reimbursement period for this limitation extends through December 31, 1996.

 (b) The Equity Index 500 Fund previously operated under a 0.40% limitation that expired December 31, 1997. The reimbursement period for this limitation extends through December 31, 1999.



   Each of the above-referenced Fund's Management Agreement also provides that one or more additional expense limitations periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the Fund may reimburse T. Rowe Price, provided the reimbursement does not result in the Fund's aggregate expenses exceeding the additional expense limitation.


   Pursuant to Capital Opportunity Fund's expense limitation that expired on December 31, 1996, $63,000 of previously unaccrued managements fees and expenses were repaid for the year ended December 31, 1997. Additionally, $94,000 remains subject to reimbursement through December 31, 1998.

   Pursuant to the Diversified Small-Cap Growth Fund's current expense limitation, $94,000 of management fees were not accrued for the year ended December 31, 1997.

   Pursuant to the Dividend Growth Fund's previous expense limitation, $5,000 of unaccrued management fees were repaid during the year ended December 31, 1997.

   Pursuant to the Equity Index 500 Fund's previous expenses limitation, $283,000 of management fees were not accrued by the Fund for the year ended December 31, 1997. Additionally, $370,000 of unaccrued 1996 management fees are subject to reimbursement through December 31, 1999.

   Pursuant to the Financial Services Fund's current expense limitation, $24,000 of management fees were not accrued by the Fund for the year ended December 31, 1997 and $26,000 of unaccrued fees and expenses are subject to reimbursement through December 31, 2000.

   Pursuant to the Health Sciences Fund's current expense limitation, $101,000 of previously unaccrued management fees were repaid by the Fund for the year ended December 31, 1997.

   Pursuant to the Mid-Cap Equity Growth Fund's current expense limitation, $68,000 of management fees were not accrued by the Fund for the year ended December 31, 1997 and are subject to reimbursement through December 31, 1999, and $48,000 remains unaccrued from prior periods.

   Pursuant to the Mid-Cap Value Fund's current expense limitation, $71,000 of previously unaccrued management fees were repaid by the Fund for the year ended December 31, 1997 and $7,000 remains subject to reimbursement through December 31, 1999.

   Pursuant to the Real Estate Fund's current expense limitation, $5,000 of management fees were not accrued by the Fund for the year ended December 31, 1997, and $18,000 of other expenses were borne by the Manager.

   Pursuant to the Value Fund's previous expense limitation, $237,000 of previously unaccrued fees and expenses were repaid during the year ended December 31, 1997.

   Capital Appreciation Fund

                                 Management Fee

   The Fund pays T. Rowe Price a fee ("Fee") which consists of three components: a Group Management Fee ("Group Fee"), an Individual Fund Fee ("Fund Fee") and a performance fee adjustment ("Performance Fee Adjustment") based on the performance of the Fund relative to the Standard & Poor's 500 Stock Index (the "Index"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described below. The performance adjustment for the year ended December 31, 1996, decreased management fees by $1,530,000.

   The Monthly Group Fee and Monthly Fund Fee are combined (the "Combined Fee") and are subject to a Performance fee Adjustment until October 31, 1998, depending on the total return investment performance of the Fund relative to the total return performance of the Standard & Poor's 500 Stock Composite Index (the "Index") during the previous thirty-six (36) months. Effective November 1, 1998, there will no longer be any Performance Fee Adjustment. The Performance Fee Adjustment is computed as of the end of each month and if any adjustment results, is subtracted from the Combined Fee. No Performance Fee Adjustment is made to the Combined Fee unless the investment performance ("Investment Performance") of the Fund (stated as a percent) is exceeded by the investment record ("Investment Record") of the Index (stated as a percent) by at least one full point. (The difference between the Investment Performance and Investment Record will be referred to as the Investment Performance Differential.) The Performance Fee Adjustment for any month is calculated by multiplying the rate of the Performance Fee Adjustment ("Performance Fee Adjustment") (as determined below) achieved for the 36-month period, times the average daily net assets of the Fund for such 36-month period and dividing the product by 12. The Performance Fee Adjustment Rate is calculated by multiplying the Investment Performance Differential (rounded downward to the nearest full point) times a factor of .02%. Regardless of the Investment Performance Differential, the Performance Fee Adjustment Rate shall not exceed (.30)%.


                                     Example

       For example, if the Investment Performance Differential was (11.6), it would be rounded to (11). The Investment Performance Differential of (11) would be multiplied by .02% to arrive at the Performance Fee Adjustment Rate of (.22)%.

       The (.22)% Performance Fee Adjustment Rate would be multiplied by the fraction of 1/12 and that product would be multiplied by the Fund's average daily net assets for the 36-month period to arrive at the Performance Fee Adjustment.

   The computation of the Investment Performance of the Fund and the Investment Record of the Index will be made in accordance with Rule 205-1 under the Investment Advisers Act of 1940 or any other applicable rule as, from time to time, may be adopted or amended. These terms are currently defined as follows:

   The Investment Performance of the Fund is the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of any capital gains taxes paid or accrued during such period by the Fund for undistributed, realized long-term capital gains.

   The Investment Record of the Index is the sum of: (i) the change in the level of the Index during the period; and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within the period made by companies whose securities comprise the Index.


                                 Management Fee

   Equity Index 500 Fund
   The Fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.20% of the average daily net asset value of the Fund.

   Extended Equity Market Index and Total Equity Market Index Funds Each Fund pays T. Rowe Price an annual all-inclusive fee in monthly installments of 0.40% of the average daily net assets of the Fund.

   Mid-Cap Equity Growth Fund
   The Fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.60% of the average daily net asset value of the Fund.


   Blue Chip Growth, Equity Income, Growth & Income, Growth Stock, Mid-Cap Value, New Era, and New Horizons Funds

   T. Rowe Price Spectrum Fund, Inc.
   The Funds listed above are a party to a Special Servicing Agreement ("Agreement") between and among T. Rowe Price Spectrum Fund, Inc. ("Spectrum Fund"), T. Rowe Price, and various other T. Rowe Price funds which, along with the Fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").

   The Agreement provides that, if the Board of Directors/Trustees of any Underlying Price Fund determines that such Underlying Fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the Underlying Price Fund from the operation of Spectrum Fund, the Underlying Price Fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further than no Underlying Price Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Price Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Underlying Price Funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   All Funds


 DISTRIBUTOR FOR FUND
 -------------------------------------------------------------------------------
   T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the Fund's distributor. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous.

   Investment Services is located at the same address as the Fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the Fund pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the Fund will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders.

   The Underwriting Agreement provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling Fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling Fund shares, except for those fees and expenses specifically assumed by the Fund. Investment Services' expenses are paid by
   T. Rowe Price.

   Investment Services acts as the agent of the Fund in connection with the sale of its shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for Fund shares at net asset value. No sales charges are paid by investors or the Fund.

   All Funds


 CUSTODIAN
 -------------------------------------------------------------------------------

   State Street Bank and Trust Company is the custodian for the Fund's U.S. securities and cash, but it does not participate in the Fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.

   The Fund (other than Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds) has entered into a Custodian Agreement with The Chase Manhattan Bank, N.A., London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the Investment Company Act of 1940. The address for The Chase Manhattan Bank, N.A., London is Woolgate House, Coleman Street, London, EC2P 2HD, England.



 SHAREHOLDER SERVICES
 -------------------------------------------------------------------------------
   The Fund from time to time may enter into agreements with outside parties through which shareholders hold Fund shares. The shares would be held by such parties in omnibus accounts. The agreements would provide for payments by the Fund to the outside party for shareholder services provided to shareholders in the omnibus accounts.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The Fund's investment adviser (T. Rowe Price) has a written Code of Ethics which requires all employees to obtain prior clearance before engaging in personal securities transactions. In addition, all employees must report their personal securities transactions within 10 days of their execution. Employees will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price's rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, employees are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.


                    How Brokers and Dealers Are Selected

   Equity Securities
   In purchasing and selling the Fund's portfolio securities, it is T. Rowe Price's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

   Fixed Income Securities
   Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

   With respect to equity and fixed income securities, T. Rowe Price may effect principal transactions on behalf of the Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in a fixed price offerings.


 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund. In evaluating the reasonableness of commission rates,
   T. Rowe Price considers: (a) historical commission rates, both before and since rates have been fully negotiable; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers

   T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers.

   Research services received from brokers and dealers are supplemental to T. Rowe Price's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

   T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934,
   T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


            Commissions to Brokers Who Furnish Research Services

   Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the Funds participate.


                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

   Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from
   T. Rowe Price because it has not been identified as providing research services.


                                  Miscellaneous

   T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-Fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the Fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the Fund.

   From time to time, orders for clients may be placed through a computerized transaction network.

   The Fund does not allocate business to any broker-dealer on the basis of its sales of the Fund's shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.

   Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the Fund. T. Rowe Price may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling-group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.


                            Trade Allocation Policies


   T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Trading Desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate deminimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).

                  Transactions With Related Brokers and Dealers


   As provided in the Investment Management Agreement between the Fund and T. Rowe Price, T. Rowe Price is responsible not only for making decisions with respect to the purchase and sale of the Fund's portfolio securities, but also for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business. It is expected that T. Rowe Price will often place orders for the Fund's portfolio transactions with broker-dealers through the trading desks of certain affiliates of Robert Fleming Holdings Limited ("Robert Fleming"), an affiliate of Price-Fleming. Robert Fleming, through Copthall Overseas Limited, a wholly owned subsidiary, owns 25% of the common stock of Price-Fleming. Fifty percent of the common stock of Price-Fleming is owned by TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price, and the remaining 25% is owned by Jardine Fleming Holdings Limited, a subsidiary of Jardine Fleming Group Limited ("JFG"). JFG is 50% owned by Robert Fleming and 50% owned by Jardine Matheson Holdings Limited. The affiliates through whose trading desks such orders may be placed include Fleming Investment Management Limited ("FIM"), Fleming International Fixed Interest Management Limited ("FIFIM"), and Robert Fleming & Co. Limited ("RF&Co."). FIM, FIFIM, and RF&Co. are wholly owned subsidiaries of Robert Fleming. These trading desks will operate under strict instructions from the Fund's portfolio manager with respect to the terms of such transactions. Neither Robert Fleming, JFG, nor their affiliates will receive any commission, fee, or other remuneration for the use of their trading desks, although orders for a Fund's portfolio transactions may be placed with affiliates of Robert Fleming and JFG who may receive a commission.

   The Board of Directors/Trustees of the Fund has authorized T. Rowe Price to utilize certain affiliates of Robert Fleming and JFG in the capacity of broker in connection with the execution of the Fund's portfolio transactions. Other affiliates of Robert Fleming Holding and JFG also may be used. Although it does not believe that the Fund's use of these brokers would be subject to
   Section 17(e) of the Investment Company Act of 1940, the Board of Directors/Trustees of the Fund has agreed that the procedures set forth in Rule 17e-1 under that Act will be followed when using such brokers.


   The above-referenced authorization was made in accordance with Section 17(e) of the Investment Company Act of 1940 (the "1940 Act") and Rule 17e-1 thereunder which require the Funds' independent Directors/ Trustees to approve the procedures under which brokerage allocation to affiliates is to be made and to monitor such allocations on a continuing basis. It is not expected that any portion of the commissions, fees, brokerage, or similar payments received by the affiliates of Robert Fleming in such transactions will be recaptured by the Funds. The Directors/Trustees have reviewed and from time to time may continue to review whether other recapture opportunities are legally permissible and available and, if they appear to be, determine whether it would be advisable for a Fund to seek to take advantage of them.


                                      Other


   For the years 1997, 1996, and 1995, the total brokerage commissions paid by each Fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of each Fund, or, in some cases, to each Fund, was as shown below.

                                                                 1997                1996                 1995
                                           Fund           Commissions   %     Commissions    %     Commissions     %
                                           ----           -----------   -     -----------    -     -----------     -
                                  Balanced                $ 1,276,793   9.7%  $   292,325   13.0%  $  392,293     14.8%
                                  Blue Chip Growth          2,567,926  54.2       748,661   34.6      420,931     10.3
                                  Capital Appreciation      1,734,274  35.4       886,009   46.6    1,922,697     32.4
                                  Capital Opportunity         506,307  43.4       764,518   38.7      528,727     24.6
                                  Diversified Small-Cap
                                  Growth                      107,676   1.0           (a)  (a)            (a)    (a)
                                  Dividend Growth           1,620,702  42.3       478,131   28.6      373,298      9.6
                                  Equity Income             8,137,149  59.3     6,912,071   59.2    4,193,326     43.2
                                  Equity Index 500            150,827   0.0        37,146    0.0       98,198      0.1
                                  Financial Services          839,766   3.2        60,862   10.5          (a)    (a)
                                  Growth & Income           2,971,378  29.1     1,874,214   42.7    1,431,194     44.7
                                  Growth Stock              5,523,460  53.9     5,630,241   48.7    4,769,565     42.6
                                  Health Sciences           1,040,908  31.2     1,488,623   20.4          (a)    (a)
                                  Media &
                                  Telecommunications          357,871  26.8     1,659,735   15.0    1,069,973     22.6
                                  Mid-Cap Equity Growth       140,756  21.9        24,079   12.0          (a)    (a)
                                  Mid-Cap Growth            4,686,813  32.3     3,149,050   27.9      924,702     16.5
                                  Mid-Cap Value               364,072  36.4        92,359   17.0          (a)    (a)
                                  New America Growth        3,220,413  26.6     1,344,080   31.6    3,605,675     16.1
                                  New Era                   3,029,701  43.0     2,500,868   45.2    1,259,196     42.7
                                  New Horizons             10,028,310  10.3    15,900,960    6.5    8,729,848      9.1
                                  Real Estate                  35,421   0.8           (a)  (a)            (a)    (a)
                                  Science & Technology      4,421,394  33.3     5,713,825   39.1    4,766,171     18.5
                                  Small-Cap Stock           1,742,106   8.3     1,044,665    5.5      873,954      7.5
                                  Small-Cap Value           2,503,146  19.1     1,289,012   31.8    1,321,168     14.4
                                  Value                     1,200,103  66.0       780,033   57.4      270,119     32.3
                                  --------------------------------------------------------------------------------------

 (a) Prior to commencement of operations.




   On December 31, 1997, the Balanced Fund held common stock of J.P. Morgan with a value of $2,257,000. The Fund also held a bond of Lehman Brothers Holding, with a value of $1,625,000. The Fund also held a GMAC MTN valued at $81,000. In 1997, J.P. Morgan, Lehman Brothers Holding, and GMAC were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   On December 31, 1997, the Blue Chip Growth Fund held common stock of Chase Manhattan with a value of $21,900,000, and a Morgan Stanley MTN valued at $5,005,000. In 1997, Chase Manhattan and Morgan Stanley were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   On December 31, 1997, the Equity Income Fund held common stock of the following regular brokers or dealers of the Fund: Bankers Trust - $106,816,000; Chase Manhattan - $109,500,000; J.P. Morgan - $101,588,000; and
   Morgan Stanley (MTN) - $36,035,000. In 1997, Bankers Trust, Chase Manhattan, J.P. Morgan, and Morgan Stanley were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   On December 31, 1997, the Equity Index 500 Fund held common stock of the following regular brokers or dealers of the Fund: Bankers Trust - $2,742,000; Citicorp - $14,318,000; Chase Manhattan - $11,498,000; J.P. Morgan - $4,961,000; and Merrill Lynch - $6,041,000. In 1997, Bankers Trust, Citicorp, Chase Manhattan, J.P. Morgan, and Merrill Lynch were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   On December 31, 1997, the Financial Services Fund held common stock of the following regular brokers or dealers of the Fund: Chase Manhattan - $3,832,000; First Chicago NBD - $1,670,000; Morgan Stanley - $1,035,000; and
   Nations Bank Montgomery - $2,372,000. In 1997, Chase Manhattan, First Chicago NBD, Morgan Stanley, and NationsBank Montgomery were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   On December 31, 1997, the Growth and Income Fund held common stock or the following regular brokers or dealers of the Fund: Chase Manhattan - $49,275,000; and Citicorp - $31,176,000. In 1997, Chase

   Manhattan and Citicorp were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   On December 31, 1997, the Growth Stock Fund held common stock of Mellon Bank valued at $19, 703,000. In 1997, Mellon Bank was among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   On December 31, 1997, the Growth & Income and Small-Cap Value Funds held Morgan Stanley Group MTN, both valued at $10,010,000, respectively. In 1997, The Morgan Stanley Group was among the Funds' regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

   The portfolio turnover rate for each Fund for the years ended 1997, 1996, and 1995, was as follows:

            Fund                 1997            1996           1995
            ----                 ----            ----           ----
Balanced                          15.5%         22.3%            12.6%
Blue Chip Growth                  23.7          26.3             38.1
Capital Appreciation              48.3          44.2             47.0
Capital Opportunity               85.0         107.3            136.9
Diversified Small-Cap Growth      13.4         (b)              (b)
Dividend Growth                   39.1          43.1             56.1
Equity Income                     23.9          25.0             21.4
Equity Index 500                   0.7           1.3              1.3
Financial Services                46.0           5.6(a)         (b)
Growth & Income                   15.7          13.5             26.2
Growth Stock                      40.9          49.0             42.5
Health Sciences                  104.4         133.1            (b)
Media & Telecommunications        38.6         102.9            118.9
Mid-Cap Equity Growth             41.0          31.3(a)         (b)
Mid-Cap Growth                    42.6          38.1             57.5
Mid-Cap Value                     16.0           3.9(a)         (b)
New America Growth                43.2          36.7             56.2
New Era                           27.5          28.6             22.7
New Horizons                      45.2          41.4             55.9
Real Estate                        8.4         (b)              (b)
Science & Technology             133.9         125.6            130.3
Small-Cap Stock                   22.9          31.1             57.8
Small-Cap Value                   14.6          15.2             18.1
Value                             67.2          68.0             89.7
--------------------------------------------------------------------------



    (a) Annualized.
    (b) Prior to commencement of operations.


   All Funds


 PRICING OF SECURITIES
 -------------------------------------------------------------------------------

   Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors/Trustees, or by persons delegated by the Board, best to reflect fair value.

   Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value.

   Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices, respectively.

   For the purposes of determining the Fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the Fund, as authorized by the Board of Directors/Trustees.

   All Funds


 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------

   The purchase and redemption price of the Fund's shares is equal to the Fund's net asset value per share or share price. The Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the Fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale redemption and repurchase of shares) for the Fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, the Fund's capital gain distributions, final quarterly dividend (Balanced, Dividend Growth, Equity Income, Equity Index 500, Growth & Income, Mid-Cap Value, Real Estate, Total Equity Market Index, and Value Funds) and annual dividend (other funds), if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by about 10 days, although the exact timing is subject to change.

 TAX STATUS
 -------------------------------------------------------------------------------
   The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").

   A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. The Fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid a federal income tax.

   At the time of your purchase, the Fund's net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the Fund should not qualify as a regulated investment company under the code: (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to shareholders; and (ii) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends).


                        Taxation of Foreign Shareholders

   The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the Fund are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

   All Funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   To the extent the Fund invests in foreign securities, the following would apply:


                      Passive Foreign Investment Companies


   The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition to bearing their proportionate share of the fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such funds. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains were distributed to shareholders.

   To avoid such tax and interest, the Fund intends to treat these securities as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary. The Fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the Fund will be increased. If the result is a loss, the income dividend paid by the Fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the Fund's taxable year.

   All Funds


 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance


   The Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the Fund. Total return is calculated as the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the Fund. Each average annual compound rate of return is derived from the cumulative performance of the Fund over the time period specified. The annual compound rate of return for the Fund over any other period of time will vary from the average.


                         Cumulative Performance Percentage Change
                        1 Yr. Ended  5 Yrs. Ended  10 Yrs. Ended     % Since      Inception
                        -----------  ------------  -------------     -------      ---------
                         12/31/97      12/31/97      12/31/97       Inception       Date
                         --------      --------      --------       ---------       ----
                                                                    12/31/97
                                                                    --------
S & P 500                 33.36%       151.63%        425.68%          --         --
Dow Jones Industrial
Average                   24.94        170.73         451.88           --         --
CPI                        2.02         14.02          40.21           --         --

Balanced Fund             18.97         88.98         249.95       34,026.64%     12/31/39
Blue Chip Growth Fund     27.56         --             --             158.97      06/30/93
Capital Appreciation
Fund                      16.20         99.74         286.01          342.85      06/30/86
Capital Opportunity
Fund                      15.87         --             --             106.73      11/30/94
Diversified Small-Cap
Growth Fund               --            --             --               7.10      06/30/97
Dividend Growth Fund      30.77        163.46          --             163.46      12/30/92
Equity Income Fund        28.82        148.29         380.25          593.49      10/31/85
Equity Index 500Fund      32.87        147.07          --             243.27      03/30/90
Financial Services
Fund                      41.44         --             --              60.39      09/30/96
Growth & Income Fund      23.53        129.19         361.04          696.12      12/21/82
Growth Stock Fund         26.57        135.19         324.68       21,416.77      04/11/50
Health Sciences Fund      19.41         --             --              51.36      12/29/95
Media &
Telecommunications
Fund(a)                   28.05         --             --              80.27      10/13/93
Mid-Cap Equity Growth
Fund                      18.39         --             --              37.45      07/31/96
Mid-Cap Growth Fund       18.33        163.61          --             228.30      06/30/92
Mid-Cap Value Fund        27.11         --             --              47.83      06/28/96
New America Growth
Fund                      21.10        128.00         483.90          616.98      09/30/85
New Era Fund              10.96        101.95         195.92        1,897.09      01/20/69
New Horizons Fund          9.77        144.39         435.12        7,285.94      06/03/60
Real Estate Fund          --            --             --               7.82      10/31/97
Science & Technology
Fund                       1.71        159.96         677.35          526.60      09/30/87
Small-Cap Stock Fund      28.81        147.32         370.38       30,079.00      06/01/56
Small-Cap Value Fund      27.92        150.59          --             309.53      06/30/88
Value Fund                29.25         --             --             139.48      09/30/94
--------------------------------------------------------------------------------------------

 (a) Figures based on performance as a closed-end investment company traded on the New York Stock Exchange.





                                     Average Annual Compound Rates of Return
                                 1 Yr. Ended  5 Yrs. Ended  10 Yrs. Ended     % Since      Inception Date
                                 -----------  ------------  -------------     -------      --------------
                                  12/31/97      12/31/97      12/31/97       Inception
                                  --------      --------      --------       ---------
                                                                             12/31/97
                                                                             --------
         S & P 500                 33.36%        20.27%        18.05%         --              --
         Dow Jones Industrial
         Average                   24.94         22.04         18.63          --              --
         CPI                        2.02          2.66          3.44          --              --

         Balanced Fund             18.97         13.57         13.34          10.58%          12/31/39
         Blue Chip Growth Fund     27.56         --            --             23.53           06/30/93
         Capital Appreciation
         Fund                      16.20         14.84         14.46          13.81           06/30/86
         Capital Opportunity
         Fund                      15.87         --            --             26.54           11/30/94
         Diversified Small-Cap
         Growth Fund               --            --            --             --              06/30/97
         Dividend Growth Fund      30.77         21.38         --             21.38           12/30/92
         Equity Income Fund        28.82         19.95         16.99          17.25           10/31/85
         Equity Index 500 Fund     32.87         19.83         --             17.23           03/30/90
         Financial Services
         Fund                      41.44         --            --             45.87           09/30/96
         Growth & Income Fund      23.53         18.04         16.51          14.80           12/21/82
         Growth Stock Fund         26.57         18.65         15.56          11.91           04/11/50
         Health Sciences Fund      19.41         --            --             22.96           12/29/95
         Media &
         Telecommunications
         Fund(a)                   28.05         --            --             15.00           10/13/93
         Mid-Cap Equity Growth
         Fund                      18.39         --            --             25.15           07/31/96
         Mid-Cap Growth Fund       18.33         21.39         --             24.11           06/30/92
         Mid-Cap Value Fund        27.11         --            --             29.53
         New America Growth
         Fund                      21.10         17.92         19.30          17.44           09/30/85
         New Era Fund              10.96         15.09         11.46          10.90           01/20/69
         New Horizons Fund          9.77         19.57         18.26          12.13           06/03/60
         Real Estate Fund          --            --            --             --              10/31/97
         Science & Technology
         Fund                       1.71         21.05         22.76          19.60           09/30/87
         Small-Cap Stock Fund      28.81         19.85         16.75          14.72           06/01/56
         Small-Cap Value Fund      27.92         20.17         --             15.99           06/30/88
         Value Fund                29.25         --            --             30.81           09/30/94
         -------------------------------------------------------------------------------------------------




 (a) Figures based on performance as a closed-end investment company traded on the New York Stock Exchange.

                         Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the Fund's total return performance, ranking, or any other measure of the Fund's performance may be compared to any one or combination of the following: (i) a broadbased index; (ii) other groups of mutual funds, including T. Rowe Price Funds, tracked by independent research firms ranking entities, or financial publications; (iii) indices of stocks comparable to those in which the Fund invests; (2) the Consumer Price Index (or any other measure for inflation, government statistics, such as GNP may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantage product, may be illustrated by graphs, charts, etc.; and
   (5) the sectors or industries in which the Find invests may be compared to relevant indices or surveys in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.


                               Other Publications

   From time to time, in newsletters and other publications issued by T. Rowe Price Investment Services, Inc., T. Rowe Price mutual fund portfolio managers may discuss economic, financial and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the Fund; individual securities within the Fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed or excluded from the Fund's portfolio.


                           Other Features and Benefits

   The Fund is a member of the T. Rowe Price family of Funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the Fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price Associates, Inc. and/or T. Rowe Price Investment Services, Inc. may be made available.


                       No-Load Versus Load and 12b-1 Funds

   Unlike the T. Rowe Price funds, may mutual funds charge sales fees to investors or use fund assets to finance distribution activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several types of fees charged which vary in magnitude and which may often be used in combination. A sales charge (or "load") can be charged at the time the fund is purchased (front-end load) or at the time of redemption (back-end load). Front-end loads are charged on the total amount invested. Back-end loads or "redemption fees" are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These expenses are usually computed daily as a fixed percentage of assets.

   The Fund is a no-load fund which imposes no sales charges or 12b-1 fees. No-load funds are generally sold directly to the public without the use of commissioned sales representatives. This means that 100% of your purchase is invested for you.


                               Redemptions in Kind

   In the unlikely event a shareholder were to receive an in kind redemption of portfolio securities of the Fund, brokerage fees could be incurred by the shareholder in a subsequent sale of such securities.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of Fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

   Balanced Fund

   On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the Securities & Exchange Commission requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

   Media & Telecommunications Fund

   On July 28, 1997, the Fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the Fund was known as New Age Media Fund, Inc.

   Small-Cap Stock Fund

   Effective May 1, 1997, the Fund's name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

   Equity Index 500 Fund

   Effective January 30, 1998, the Fund's name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

   All Funds except Capital Appreciation, Equity Income and New America Growth Funds


 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The Fund's Charter authorizes the Board of Directors/Trustees to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the Investment Company Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors/Trustees may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authorized to issue without shareholder approval.

   Except to the extent that the Fund's Board of Directors/Trustees might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors/trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors/trustees unless and until such time as less than a majority of the directors/ trustees holding office have been elected by shareholders, at which time the directors/trustees then in office will call a shareholders' meeting for the election of directors/trustees. Except as set forth above, the directors/ trustees shall continue to hold office and may appoint successor directors/trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors/trustees can, if they choose to do so, elect all the directors/trustees of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a director/trustee. As set forth in the By-Laws of the Fund, a special meeting of shareholders of the Fund shall be called by the Secretary of the Fund on the written request of shareholders entitled to cast at least 10% of all the votes of the Fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The Fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Fund to the extent required by Section 16(c) of the Investment Company Act of 1940.

   Capital Appreciation, Equity Income, and New America Growth Funds


 ORGANIZATION OF THE FUNDS
 -------------------------------------------------------------------------------
   For tax and business reasons, the Funds were organized as Massachusetts Business Trusts, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as diversified, open-end investment companies, commonly known as "mutual funds."

   The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Board of Trustees may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the Fund. In the event of the liquidation of the Fund, each share is entitled to a pro-rata share of the net assets of the Fund.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Pursuant to
   Section 16(c) of the Investment Company Act of 1940, holders of record of not less than two-thirds of the outstanding shares of the Fund may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

   Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassesable, except as set forth below. The Trust may be terminated
   (i) upon the sale of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Declaration of Trust provides for indemnification from Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the Fund, the shareholders of the Fund paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund is such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such Fund.

   All Funds


 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The Fund's shares are registered for sale under the Securities Act of 1933. Registration of the Fund's shares is not required under any state law, but the Fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Shereff, Friedman, Hoffman, & Goodman LLP, whose address is 919 Third Avenue, New York, New York 10022, is legal counsel to the Fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   Blue Chip Growth, Diversified Small-Cap Growth, Dividend Growth, Equity Income, Growth & Income, Media & Telecommunications, Mid-Cap Equity Growth, Mid-Cap Growth, Mid-Cap Value, New America Growth, New Era, and Real Estate Funds


   Price Waterhouse LLP, 1306 Concourse Drive, Suite 100, Linthicum, Maryland 21090-1020, are independent accountants to the Fund.

   Balanced, Capital Appreciation, Capital Opportunity, Equity Index 500, Extended Equity Market Index, Financial Services, Growth Stock, Health Sciences, New Horizons, Science & Technology, Small-Cap Stock, Small-Cap Value, Total Equity Market Index, and Value Funds

   Coopers & Lybrand L.L.P., 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are independent accountants to the Fund.


   The financial statements of the Funds (except for Extended Market Index and Total Equity Market Index Funds) for the year ended December 31, 1997, and the report of independent accountants are included in the Fund's Annual Report for the year ended December 31, 1997. The audited financial statements of the T. Rowe Price Diversified Small-Cap Growth Fund, Inc., for the period June 30, 1997 (commencement of operations) to December 31, 1997, and for the
   T. Rowe Price Real Estate Fund, Inc., for the period October 31, 1997 (commencement of operations) to December 31, 1997, are included in their Annual Reports for the period ended December 31, 1997. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the year ended December 31, 1997, are incorporated into this Statement of Additional Information by reference:

                                 ANNUAL REPORT REFERENCES:
                                   CAPITAL       EQUITY     NEW AMERICA   NEW ERA
                                   APPRECIATION  INDEX 500  GROWTH        -------
                                   ------------  ---------  ------
         Report of Independent
         Accountants                    26          32           20          23
         Statement of Net Assets,
         December 31, 1997            12-19        11-25       11-14        11-16
         Statement of Operations,
         year ended
         December 31, 1997              20          26           15          17
         Statement of Changes in
         Net Assets, years ended
         December 31, 1997 and
         December 31, 1996              21          27           16          18
         Notes to Financial
         Statements, December 31,
         1997                         22-25        28-31       17-19        19-22
         Financial Highlights           11          10           10          10





                                       SMALL-CAP   MEDIA &           DIVIDEND
                                       STOCK       TELECOMMUNICATIONSGROWTH     BALANCED
                                       -----                ---------------     --------
         Report of Independent
         Accountants                       26             18            24          47
         Statement of Net Assets,
         December 31, 1997               11-20          10-12          10-17      11-40
         Statement of Operations,
         year ended
         December 31, 1997                 21             13            18          41
         Statement of Changes in Net
         Assets, years ended
         December 31, 1997 and
         December 31, 1996                 22             14            19          42
         Notes to Financial
         Statements, December 31,
         1997                            23-25          15-17          20-23      43-46
         Financial Highlights              10             9              9          10





                                           VALUE  CAPITAL
                                           -----  OPPORTUNITY
                                                  -----------
         Report of Independent
         Accountants                        21        20
         Statement of Net Assets,
         December 31, 1997                 8-14      10-14
         Statement of Operations, year
         ended
         December 31, 1997                  15        15
         Statement of Changes in Net
         Assets, years ended
         December 31, 1997 and December
         31, 1996                           16        16
         Notes to Financial Statements,
         December 31, 1997                 17-20     17-19
         Financial Highlights                7         9

                                             EQUITY   GROWTH &   GROWTH  MID-CAP
                                             INCOME   INCOME     STOCK   GROWTH
                                             ------   ------     -----   ------
         Report of Independent Accountants     25        23        24        22
         Portfolio of Investments, December
         31, 1997                             9-17      8-15     10-17     10-15
         Statement of Assets and
         Liabilities, December 31, 1997        18        16        18        16
         Statement of Operations, year
         ended December 31, 1997               19        17        19        17
         Statement of Changes in Net
         Assets, years ended
         December 31, 1997 and December 31,
         1996                                  20        18        20        18
         Notes to Financial Statements,
         December 31, 1997                    21-24     19-22    21-23     19-21
         Financial Highlights                   8         7        9         9





                                     NEW       SMALL-CAP   BLUE CHIP   SCIENCE &
                                     HORIZONS  VALUE       GROWTH      TECHNOLOGY
                                     --------  -----       ------      ----------
         Report of Independent
         Accountants                    33         27          26           19
         Portfolio of Investments,
         December 31, 1997            12-25       9-19       11-18        10-12
         Statement of Assets and
         Liabilities,
         December 31, 1997              26         20          19           13
         Statement of Operations,
         year ended
         December 31, 1997              27         21          20           14
         Statement of Changes in
         Net Assets, years ended
         December 31, 1997 and
         December 31, 1996              28         22          21           15
         Notes to Financial
         Statements, December 31,
         1997                         29-32      23-26       22-25        16-18
         Financial Highlights           11         8           10           9





                                                   FINANCIAL
                                                   SERVICES
                                                   --------
         Report of Independent Accountants             21
         Statement of Net Assets, December 31,
         1997                                        11-14
         Statement of Operations, December 31,
         1997                                          15
         Statement of Changes in Net Assets,
         December 31, 1997 and September 30, 1996
         (commencement of operations) to December
         31, 1996                                      16
         Notes to Financial Statements, December
         31, 1997                                    17-20
         Financial Highlights                          10

                                                     HEALTH
                                                     SCIENCES
                                                     --------
         Report of Independent Accountants              27
         Portfolio of Investments, December 31,
         1997                                         14-19
         Statement of Net Assets, December 31, 1997     20
         Statement of Operations, December 31, 1997     21
         Statement of Changes in Net Assets,
         December 31, 1997 and December 31, 1995
         (commencement of operations) to December
         31, 1996                                       22
         Notes to Financial Statements, December
         31, 1997                                     23-26
         Financial Highlights                           13





                                                      MID-CAP
                                                      VALUE
                                                      -----
         Report of Independent Accountants              24
         Statement of Net Assets, December 31, 1997    10-17
         Statement of Operations, December 31, 1997     18
         Statement of Changes in Net Assets,
         December 31, 1997 and June 28, 1996
         (commencement of operations) to December
         31, 1996                                       19
         Notes to Financial Statements, December 31,
         1997                                          20-23
         Financial Highlights                            9





                                                     MID-CAP
                                                     EQUITY
                                                     GROWTH
                                                     ------
         Report of Independent Accountants              14
         Statement of Net Assets, December 31, 1997    7-9
         Statement of Operations, December 31, 1997     10
         Statement of Changes in Net Assets,
         December 31, 1997 and July 31, 1996
         (commencement of operations) to December
         31, 1996                                       11
         Notes to Financial Statements, December
         31, 1997                                     12-13
         Financial Highlights                           6

                                                 DIVERSIFIED
                                                 SMALL-CAP
                                                 GROWTH
                                                 ------
         Report of Independent Accountants            27
         Statement of Net Assets, December 31,
         1997                                        9-21
         Statement of Operations, period from
         June 30, 1997 (commencement of
         operations) to December 31, 1997             22
         Statement of Changes in Net Assets,
         period from June 30, 1997
         (commencement of operations) to
         December 31, 1997                            23
         Notes to Financial Statements,
         December 31, 1997                          24-26
         Financial Highlights, period from June
         30, 1997 (commencement of operations)
         to December 31, 1997                         8







                                                  REAL ESTATE
                                                  -----------
         Report of Independent Accountants            16
         Portfolio of Investments, December 31,
         1997                                         7-9
         Statement of Assets and Liabilities,
         December 31, 1997                            10
         Statement of Operations, period from
         October 31, 1997 (commencement of
         operations) to December 31, 1997             11
         Statement of Changes in Net Assets,
         period from October 31, 1997
         (commencement of operations) to
         December 31, 1997                            12
         Notes to Financial Statements, December
         31, 1997                                    13-15
         Financial Highlights, period from
         October 31, 1997 (commencement of
         operations) to December 31, 1997              6





 RATINGS OF CORPORATE DEBT SECURITIES
 -------------------------------------------------------------------------------

                   Moody's Investors Services, Inc. (Moody's)

   Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

   Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally know as high-grade bonds.

   A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa-Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

   B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

   C-Bonds rated C represent the lowest-rated, and have extremely poor prospects of attaining investment standing.


                       Standard & Poor's Corporation (S&P)

   AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB, B, CCC, CC, C-Bonds rated BB, B, CCC, and CC are regarded on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D-In default.


                          Fitch Investors Service, Inc.

   AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase or often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.

   AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A-Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB-Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions ad circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.



                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. Condensed financial information (Financial Highlights table) is included in Part A of the Registration Statement.

     Financial Highlights, Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets are included in the Annual Report to Shareholders, the pertinent portions of which are incorporated by reference in Part B of the Registration Statement.

(b)  Exhibits.

     (1)(a) Articles of Incorporation, dated August 3, 1987 (electronically filed with Amendment No. 13 dated February 28, 1994)

     (1)(b)  Amended Articles of Incorporation, dated May 1, 1991
             (electronically filed with Amendment No. 13 dated February 28,
             1994)

     (2) By-Laws of Registrant, as amended May 1, 1991 (electronically filed with Amendment No. 13 dated February 28, 1994)

     (3)     Inapplicable

     (4)      Specimen Stock Certificate (filed with Amendment No. 2)

     (5) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated May 1, 1991 (electronically filed with Amendment No. 13 dated February 28, 1994)

     (6) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated September 24, 1987 (electronically filed with Amendment No. 14 dated February 24, 1995)

     (7)     Inapplicable

     (8)      Custody Agreements


     (8)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998

     (8)(b) Global Custody Agreement between The Chase Manhattan Bank, N.A., and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995,
             November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997,
             and October 29, 1997

     (9)      Other Agreements


     (9)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 1998, as amended January 21, 1998


     (9)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1998, as amended January 21, 1998


     (9)(c) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 1998, as amended January 21, 1998

     (10)     Opinion of Counsel

     (11)     Consent of Independent Accountants

     (12)    Inapplicable

     (13)    Inapplicable

     (14)    Inapplicable

     (15)    Inapplicable

     (16)     Total Return Performance Methodology

     (17)     Financial Data Schedule

     (18)    Inapplicable

     (19)     Other Exhibits

              (a)Power of Attorney

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of March 31, 1998, the Registrant had 233,524 shareholders.

ITEM 27. INDEMNIFICATION


     The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual. These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund and fifty other investment companies, including, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc.,
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc.,
T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Balanced Fund, Inc., Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., and T. Rowe Price Real Estate Fund, Inc. The Registrant and the fifty investment companies listed above, with the exception of Institutional International Funds, Inc., and Institutional Equity Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for Institutional Equity Funds, Inc., and the Price Funds, excluding T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the manager to T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc. and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming International Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

     SECTION 10.01. INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE. The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, who, by reason of his position was, is, or is threatened to be made, a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under applicable Maryland law, as from time to time amended. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under applicable Maryland Law, as from time to time amended. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in applicable Maryland law, as from time to time amended.

     Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

     Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

     (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

     (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

     Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

     (a)     the Indemnitee provides a security for his undertaking; or

     (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

     (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in
             Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

     Section 10.02 of the Registrant's By-Laws provides as follows:

     SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER.

     Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly owned subsidiary of the Manager. Price-Fleming was incorporated in Maryland in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International
Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

     T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1980 for the purpose of acting as the principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a discount brokerage service.


     TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and
T. Rowe Price Retirement Plan Services.

     T. Rowe Price Associates Foundation, Inc. (the "Foundation"), was incorporated in 1981 (and is not a subsidiary of the Manager). The Foundation's overall objective emphasizes various community needs by giving to a broad range of educational, civic, cultural, and health-related institutions. The Foundation has a very generous matching gift program whereby employee gifts designated to qualifying institutions are matched according to established guidelines.

     T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

     T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

     T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of the Manager, is a Maryland-chartered limited-purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts, and common trust funds and as trustee/ investment agent for one trust.

     T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of the Manager, it owns the technology rights, hardware, and software of the Manager and affiliated companies and provides technology services to them.


     TRPH Corporation, a wholly owned subsidiary of the Manager, was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.


     T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.

     T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager and invests in private financings of small companies with high growth potential; the Manager is the General Partner of the partnership.


     T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by the Manager and invests in private financings of small companies with high growth potential; T. Rowe Price Threshold Fund Associates, Inc., is the General Partner of this partnership.

     RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.

     T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of the Manager. Stable Asset Management, is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts, and short-term fixed income securities.


     T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of the Manager organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.


     T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company organized in 1996. Wholly owned by the Manager and the Trust Company, it serves as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

     T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 and as a non-Canadian Adviser under the Securities Act (Ontario).

     T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in Maryland in 1994 and licensed to do business in several states to act primarily as an insurance agency in connection with the sale of the Price Funds' variable annuity products.

     Since 1983, the Manager has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

     TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of the Manager. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses the Manager's transfer agent, plan administrative services, retirement plan services, and operations support functions.

     TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

     TRP Finance, Inc., a wholly owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.


     T. Rowe Price Strategic Partners Fund L.P. and T. Rowe Price Strategic Partners Fund II, L.P. ("Strategic Partners Funds") are Delaware limited partnerships organized in 1990 and 1992, respectively, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund, L.P. is T. Rowe Price Strategic Partners, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc., a Maryland corporation which is a wholly owned subsidiary of the Manager. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is also T. Rowe Price Strategic Partners Associates, Inc.


     Listed below are the directors and executive officers of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109, Hilton Head Island, South Carolina 29925.

RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Dean of the Jepson School of Leadership Studies at the University of Richmond and a director of: Comdial Corporation, a manufacturer of telephone systems for businesses; Cone Mills Corporation, a textiles producer; and Providence Journal Company, a publisher of newspapers and owner of broadcast television stations. Mr. Rosenblum's address is: University of Richmond, Richmond, Virginia 23173.


ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland retired as Chairman of Lowe's Companies, Inc., as of January 31, 1998. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.


PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a Consultant to Cyprus Amax Minerals Company, Englewood, Colorado and Director of Piedmont Mining Company, Inc., in Charlotte, North Carolina. Mr. Walsh's address is: Pleasant Valley, Peapack, New Jersey 07977.

ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation; the James River Corporation of Virginia; and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

With the exception of Messrs. Halbkat, Menschel, Rosenblum, Strickland, and Walsh, and Mrs. Whittemore, all of the following directors of the Manager are employees of the Manager.


JAMES S. RIEPE, who is a Vice-Chairman of the Board, Director, and Managing Director of the Manager is also Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; a Director of Price-Fleming, General Re Corporation, T. Rowe Price Insurance Agency, Inc.; a Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; a Director and President of TRP Distribution, Inc. and TRP Suburban Second, Inc.


GEORGE A. ROCHE, who is Chairman of the Board, President, and Managing Director of the Manager is also Chairman of the Board of TRP Finance, Inc.; a Director of
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Strategic Partners, Inc., and TRP
Suburban, Inc.; and a Director and Vice President of Price-Fleming, T. Rowe Price Threshold Fund, Inc., and TRP Suburban Second, Inc.


M. DAVID TESTA, who is a Vice-Chairman of the Board, Chief Investment Officer, and Managing Director of the Manager is also Chairman of the Board of Price-Fleming; President and Director of T. Rowe Price (Canada), Inc.; a Director and Vice President of T. Rowe Price Trust Company; and a Director of TRPH Corporation.


HENRY H. HOPKINS, who is a Director and Managing Director of the Manager is also a Director of T. Rowe Price Insurance Agency, Inc.; a Vice President and Director of T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., TRP Distribution, Inc., and TRPH Corporation; and a Vice President of Price-Fleming.


JAMES A. C. KENNEDY III, JOHN H. LAPORTE, JR., WILLIAM T. REYNOLDS, AND BRIAN C. ROGERS are Directors and Managing Directors of the Manager. In addition, Mr. Kennedy is also President and Director of T. Rowe Price Strategic Partners Associates, Inc., and a Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; Mr. Reynolds is Chairman of the Board of T. Rowe Price Stable Asset Management and a Director of TRP Finance, Inc.; and Mr. Rogers is a Vice President of T. Rowe Price Trust Company.


CHARLES P. SMITH AND PETER VAN DYKE are Managing Directors of the Manager and Vice Presidents of Price-Fleming. In addition, Mr. Van Dyke is also a Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Stable Asset Management, and T. Rowe Price Trust Company.


EDWARD C. BERNARD is a Managing Director of the Manager and a Director and President of T. Rowe Price Insurance Agency and T. Rowe Price Investment Services, Inc.; a Director of T. Rowe Price Services, Inc., and a Vice President of TRP Distribution, Inc.


STEPHEN W. BOESEL, EDMUND M. NOTZON, and RICHARD T. WHITNEY are Managing Directors of the Manager and Vice Presidents of T. Rowe Price Trust Company.


THOMAS H. BROADUS, JR. is a Managing Director of the Manager and a Vice President of T. Rowe Price (Canada), Inc.


MICHAEL A. GOFF is a Managing Director of the Manager and a Director and the President of T. Rowe Price Investment Technologies, Inc.


ANDREW C. GORESH is a Managing Director of the Manager and a Director and Vice President of TRP Suburban, Inc., and TRP Suburban Second, Inc.


GEORGE A. MURNAGHAN is a Managing Director of the Manager; an Executive Vice President of Price-Fleming; and a Vice President of
T. Rowe Price Trust Company.


R. TODD RUPPERT is a Managing Director of the Manager; a Director and the President of TRPH Corporation; and a Vice President of T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company.


CHARLES E. VIETH is a Managing Director of the Manager and a Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Services, Inc. and T. Rowe Price Investment Services, Inc.; and Vice President of TRP Distribution, Inc. and T. Rowe Price (Canada), Inc.


ALVIN M. YOUNGER, JR., who is Chief Financial Officer, Managing Director, Secretary, and Treasurer of the Manager is also Secretary and Treasurer for Price-Fleming, T. Rowe Price (Canada), Inc., T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Strategic Partners Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; and Treasurer and Clerk of T. Rowe Price Insurance Agency of Massachusetts, Inc.; and Director, Vice President, Treasurer, and Secretary of TRP Suburban, Inc., and TRP Suburban Second, Inc.; and Director of TRP Finance, Inc.


PRESTON G. ATHEY, BRIAN W.H. BERGHUIS, MARY J. MILLER, AND CHARLES A. MORRIS are Managing Directors of the Manager.

     Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

     See also "Management of Fund," in Registrant's Statement of Additional Information.

ITEM 29. PRINCIPAL UNDERWRITERS


     (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for eighty-six mutual funds. Investment Services is a wholly owned subsidiary of the Manager, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

     (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


                                                                   POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
NAME                                                               UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Director and Vice
                                                                   and Director                    President
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Charles E. Vieth                                                   Vice President and Director     None
Patricia M. Archer                                                 Vice President                  None
Joseph C. Bonasorte                                                Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Meredith C. Callanan                                               Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Victoria C. Collins                                                Vice President                  None
Christopher W. Dyer                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Andrea G. Griffin                                                  Vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Eric G. Knauss                                                     Vice President                  None
Sharon R. Krieger                                                  Vice President                  None
Keith W. Lewis                                                     Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Maurice A. Minerbi                                                 Vice President                  None
Nancy M. Morris                                                    Vice President                  None
George A. Murnaghan                                                Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Kathleen M. O'Brien                                                Vice President                  None
David Oestricher                                                   Vice President                  None
Pamela D. Preston                                                  Vice President                  None
Lucy B. Robins                                                     Vice President                  None
John R. Rockwell                                                   Vice President                  None
Christopher S. Ross                                                Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
William F. Wendler II                                              Vice President                  None
Jane F. White                                                      Vice President                  None
Thomas R. Woolley                                                  Vice President                  None
Alvin M. Younger, Jr.                                              Secretary and Treasurer         None
Mark S. Finn                                                       Controller & Vice President     None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L.Berkenkemper                                           Assistant Vice President        None
Robin C. B. Binkley                                                Assistant Vice President        None
Patricia S. Butcher                                                Assistant Vice President        Assistant
                                                                                                   Secretary
Cheryl L. Emory                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Edward F. Giltenan                                                 Assistant Vice President        None
Janelyn A. Healey                                                  Assistant Vice President        None
Sandra J. Kiefler                                                  Assistant Vice President        None
Valerie King-Calloway                                              Assistant Vice President        None
Steven A. Larson                                                   Assistant Vice President        None
Jeanette M. LeBlanc                                                Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
Danielle N. Nicholson                                              Assistant Vice President        None
Barbara A. O'Connor                                                Assistant Vice President        None
JeanneMarie B. Patella                                             Assistant Vice President        None
Carin C. Quinn                                                     Assistant Vice President        None
David A. Roscum                                                    Assistant Vice President        None
Arthur J. Silber                                                   Assistant Vice President        None
Jerome Tuccille                                                    Assistant Vice President        None
Linda C. Wright                                                    Assistant Vice President        None
Nolan L. North                                                     Assistant Treasurer             None
Barbara A. Van Horn                                                Assistant Secretary             None


     (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by T. Rowe Price Science & Technology Fund, Inc. under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price Science & Technology Fund, Inc. at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 100 East Pratt Street, Baltimore, Maryland 21202. Custodian activities for T. Rowe Price Science & Technology Fund, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

     Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by The Chase Manhattan Bank, N.A., London, in its foreign branches or with other U.S. banks. The Chase Manhattan Bank, N.A., London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

ITEM 31. MANAGEMENT SERVICES

     Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.

ITEM 32. UNDERTAKINGS

     (a) The Registrant agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom a prospectus is delivered.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this April 24, 1998.

                     T. Rowe Price Science & Technology Fund, Inc.

                     /s/John H. Laporte
             By:     John H. Laporte
                     Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                  Title                  Date
---------                  -----                  ----

/s/John H. Laporte        Chairman of the Board   April 24, 1998
John H. Laporte           (Chief Executive Officer)

/s/Carmen F. Deyesu       Treasurer               April 24, 1998
Carmen F. Deyesu          (Chief Financial Officer)

*                         Director                April 24, 1998
Donald W. Dick, Jr.

*                         Director                April 24, 1998
David K. Fagin

*                         Director                April 24, 1998
Hanne M. Merriman

/s/James S. Riepe         Director and            April 24, 1998
James S. Riepe            Vice President

/s/M. David Testa         Director                April 24, 1998
M. David Testa

*                         Director                April 24, 1998
Hubert D. Vos

*                         Director                April 24, 1998
Paul M. Wythes

/s/Henry H. Hopkins       Attorney-In-Fact        April 24, 1998
Henry H. Hopkins